As filed with the Securities and Exchange Commission on January 27, 2000

                        Securities Act Registration No. 333-39133
                 Investment Company Act Registration No. 811-8461

          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549

                       FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

                Pre-Effective Amendment No.                        [ ]

               Post-Effective Amendment No.   7                    [X]

                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]


                       Amendment No.   9                           [X]

                GRAND PRIX FUNDS, INC.
  (Exact Name of Registrant as Specified in Charter)

   Wilton Executive Campus
   15 River Road, Suite 220
     Wilton, Connecticut                    06897
(Address of Principal Executive Offices)  (Zip Code)


  Registrant's Telephone Number, including Area Code: (203) 761-9600

                    Robert Zuccaro
                Target Investors, Inc.
                Wilton Executive Campus
               15 River Road, Suite 220
              Wilton, Connecticut  06897
        (Name and Address of Agent for Service)

                      Copies to:

                     Carol A. Gehl
                 Godfrey & Kahn, S.C.
                780 North Water Street
              Milwaukee, Wisconsin  53202

 It is proposed that this filing will become effective (check appropriate box)
    [ ]   immediately upon filing pursuant to paragraph (b)

    [X]   on January 31, 2000 pursuant to paragraph (b)

    [ ]   60 days after filing pursuant to paragraph (a)(1)
    [ ]   on (date) pursuant to paragraph (a)(1)
    [ ]   75 days after filing pursuant to paragraph (a)(2)
    [ ]   on (date) pursuant to paragraph (a)(2) of rule 485.
 If appropriate, check the following box:
    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
January 31, 2000

                        [Logo]
                Grand Prix Funds, Inc.

                    GRAND PRIX FUND

                Wilton Executive Campus
               15 River Road, Suite 220
              Wilton, Connecticut  06897
           1-800-307-4880 (Fund Information)
         1-800-432-4741 (Account Information)
            Website:  www.grandprixfund.com
                  Fund Symbol:  GPFFX





     The investment objective of the Grand Prix Fund
(the "Fund") is capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks of companies that exhibit fast earnings growth and are rising in price. Target
Holdings Corporation, doing business as Target
Investors, Inc. (the "Advisor"), believes that the use of this momentum strategy has the potential for higher returns than other investment strategies.

     This Prospectus contains information you should
consider before you invest in the Fund.  Please read
this Prospectus carefully and keep it for future
reference.
____________________

     The Securities and Exchange Commission (the "SEC") has not approved or disapproved of these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                   TABLE OF CONTENTS

SUMMARY                                                         3

PERFORMANCE                                                     4

FUND FEES AND EXPENSES                                          5

INVESTMENT OBJECTIVE                                            6

IMPLEMENTATION OF INVESTMENT OBJECTIVE                          7

FUND MANAGEMENT                                                 8

OPENING AN ACCOUNT                                              9

FINANCIAL HIGHLIGHTS                                           15

VALUATION OF FUND SHARES                                       16

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS                   16

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX TREATMENT        17

ADDITIONAL INFORMATION                                         18

                        SUMMARY

What is the goal of the Fund?

     The Fund's goal is capital appreciation. This goal is sometimes referred to as the investment objective. The Fund attempts to achieve this goal by choosing investments that the Advisor believes have the potential for growth. The Fund will trade actively to try to increase returns. The Advisor will not consider dividend or interest income in the selection of investments. See "Investment Objective."

What will the Fund invest in?

     The Fund invests primarily in common stocks of companies which the Advisor characterizes as "growth" companies. The Advisor selects common stocks without regard to a company's market capitalization, so the Fund's investments may be in companies that have small, medium or large market capitalizations. The Fund may also invest a limited amount of assets in short-term money market securities. For more information, see
"Implementation of Investment Objective."

Is the Fund an appropriate investment for me?


     The Fund is suitable for long-term investors only.
The Fund is not a short-term investment vehicle. An investment in the Fund may be appropriate for you if:

     * your goal is capital appreciation;

     * you want to allocate some portion of your long-term investments to aggressive equity investing;

     * you have no immediate financial requirements for this investment;

     * you are willing to accept a high degree of volatility; and

     * you have the financial ability to undertake greater risk in exchange for the possibility to realize greater financial gains in the future.

What are the main risks of investing in the Fund?

     The main risks of investing in the Fund are:

     * Stock Market Risk:  Equity mutual funds like the
       Fund are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value. Stocks are generally more volatile than bonds.

     * Stock Selection Risk:  The stocks selected by the
       Advisor may decline in value or not increase in value when the stock market in general is rising.

     * Liquidity Risk: The Advisor may not be able to sell stocks at an optimal time or price.

     * Non-Diversification Risk: The Fund may invest a relatively large amount of assets in a few companies which may increase volatility.

     * Leveraging Risk: The Fund may borrow money to purchase investments. Leverage is a speculative technique that provides the opportunity for greater total return but also involves risks. If the Fund's return on its investment from a borrowing is lower than the interest rate on the borrowed funds, the Fund's return will be lower than if the Fund had not borrowed money.

     * Short-Term Trading Risk: The Fund trades actively and frequently. You may realize taxable capital gains as a result of such frequent trading of the Fund's assets and the Fund will incur transaction costs in connection with buying and selling securities. Tax and transaction costs lower the Fund's effective return for investors.

     You should be aware that you may lose money by investing in the Fund.

                      PERFORMANCE

     The performance information that follows gives you some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year and since inception compare with those of a broad measure of market performance.
Please remember that the Fund's past performance does not reflect how the Fund may perform in the future.



      Class A Shares Calendar Year Total Returns

               111.83%         147.76%
                1998            1999





                    Class A Shares

        Best and Worst Quarterly Returns

                  BEST                    WORST

                 90.18 %                   2.25 %
          (4th quarter, 1999)      (2nd quarter, 1999)



  Average Annual Total Returns as of December 31, 1999



        Fund                One Year           Since Inception

        Class A             134.78%            123.04% (12/31/97)
        S&P 500 Index*       21.04%             24.75% (12/31/97)
        Class C               N/A              113.48% (8/05/99)**
        S&P 500 Index*        N/A               13.15% (8/05/99)**


      * The S&P 500 Index is an unmanaged index generally representative of the U.S. stock market.

      ** Not annualized.

     Please note that the returns presented in the chart entitled "Class A Shares Calendar Year Total
Returns" and in the table entitled "Class A Shares Best and Worst Quarterly Returns" do not reflect the 5.25% maximum sales charge imposed on the Fund's Class A shares. If this sales charge was reflected, the returns would be less than those shown. The returns presented in the "Average Annual Total Returns as of December 31, 1999" table do, however, reflect this sales charge.


                FUND FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

                                                         Class A     Class C

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                       5.25%(2)     1.00%
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (as a percentage of offering price)             None         None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)(3)


Management Fees                                           1.00%        1.00%
Rule 12b-1 (Distribution and Service) Fees                0.25%        1.00%

Other Expenses                                            0.75%(4)     0.75%(5)
Total Annual Fund Expenses                                2.00%        2.75%

Fee Waiver/Expense Reimbursement                          0.25%(4)     0.25%(5)

Net Expenses                                              1.75%        2.50%

____________

(1) A $25 fee will be charged for returned checks or electronic funds transfers. If you redeem shares by wire, you will be charged a $12 fee. For additional information, see "Opening an Account."

(2) Certain investors are exempt from paying some or all of this sales load. For more information, see "Opening an Account."

(3) Fund operating expenses are deducted from Fund assets before computing the daily share price or making distributions. As a result, they will not appear on your account statement, but instead reduce the amount of total return you receive.




(4) Pursuant to an expense cap agreement dated
    February 26, 1999, as amended August 2, 1999,
    between the Advisor and the Fund, the Advisor has
    contractually agreed to limit the total operating
    expenses of the Fund's Class A shares to an annual
    rate of 1.72% of the Fund's average net assets
    attributable to the Class A shares until February
    29, 2000.  From February 29, 2000 until February 28,
    2002, the Advisor has contractually agreed to limit
    the Class A total operating expenses to an annual
    rate of 1.75%.   After such date, the expense
    limitation may be terminated or revised at any time.
    "Other expenses" are presented before any waivers or reimbursements.



(5) Pursuant to an expense cap agreement dated
    August 2, 1999 between the Advisor and the Fund, the Advisor has contractually agreed to limit the total operating expenses of the Fund's Class C shares to an annual rate of 2.47% of the Fund's average net assets attributable to the Class C shares until February 29, 2000. From February 29, 2000 until
    February 28, 2002, the Advisor has contractually agreed to limit the Class C total operating expenses to an annual rate of 2.50%. After such date, the expense cap may be terminated or revised at any time. "Other expenses" are presented before any waivers or reimbursements.

                        Example


     The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you have a 5% return each year and that each class's total annual operating expenses remain the same each year. Please note that the one-year numbers are based on each class's net expenses resulting from the expense cap agreements described above. The three-
, five- and ten- year numbers are based on the Fund's expenses before any waiver or reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

                                 Class A (1)   Class C (2)


                    1 year        $  694         $  351
                    3 years       $1,072         $  896
                    5 years       $1,500         $1,492
                    10 years      $2,686         $3,106


(1) The 5.25% maximum sales charge imposed on purchases of Class A shares is reflected in the Example.

(2) The 1.00% sales charge imposed on purchases of Class C shares is reflected in the Example.


                 INVESTMENT OBJECTIVE

     The Fund's investment objective is capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks of companies which the Advisor characterizes as "growth" companies. The Fund may invest in companies of all sizes.

     The Advisor focuses on companies which exhibit fast earnings growth and are rising in price.
Companies considered by the Advisor as "growth" companies are often in the same or related market sectors. One sector, however, like technology, may include various industries, like networking, telecommunications, software, semiconductors or voice-processing. Thus, the Fund may be heavily invested in one sector, while being diversified among several industries and may take relatively large positions in a single issuer. The Fund will be more susceptible to adverse economic, political, regulatory or market developments affecting a single sector, industry or issuer. This may increase the Fund's volatility.

     In identifying securities for the Fund, the Advisor uses a computer-driven model. In the research process, the Advisor screens for certain fundamental and quantitative attributes that it believes a security should have for the Fund to invest in it, including:

     *    projected earnings growth of at least 20%;

     *    top 10% relative price strength; and

     *    projected positive earnings surprises of at least 5%.

The Advisor values securities by assigning scores to them based on such factors and ranks the securities accordingly. Pursuant to that ranking, the Advisor constructs a list of securities for the Fund and purchases the highest ranking securities for its portfolio. The Advisor rescores stocks and rebalances the portfolio weekly according to the highest ranked scores.

     The Advisor will sell a stock when the price has deteriorated significantly or other securities are a better value. As a means to increase returns, the Fund expects to trade actively and frequently. The annual portfolio turnover rate could range from 300% to 600%, but generally will not exceed 800%. The annual portfolio turnover rate indicates changes in the Fund's securities holdings; generally if all the securities in the Fund at the beginning of an annual period are replaced by the end of the period, the turnover rate would be 100%. You may realize taxable capital gains as a result of such frequent trading of the Fund's assets and the Fund will incur transaction costs in connection with buying and selling securities. Tax and transaction costs lower the Fund's effective return for investors.

     Under normal market conditions, the Fund expects to be fully invested with at least 95% of its assets in equity securities. Pending investment or to pay redemption requests and Fund expenses, the Fund may hold a portion of its assets in short-term money market securities and cash. The Fund may also invest a limited amount of assets in American Depositary
Receipts.



        IMPLEMENTATION OF INVESTMENT OBJECTIVE

     In implementing its investment objective, the Fund may invest in the following securities and use the following investment techniques. Some of these securities and investment techniques involve special risks, which are described below and in the Fund's SAI.

Common Stocks and Other Equity Securities

     The Fund will invest in common stocks and other equity securities. Other equity securities may include depositary receipts and warrants and other securities convertible or exchangeable into common stock. Common stocks are units of ownership of a corporation. Equity mutual funds like the Fund are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value. Increases or decreases in the value of stocks are generally greater than for bonds or other debt instruments. In addition, the stocks selected by the Advisor may decline in value or not increase in value when the stock market in general is rising.

Unseasoned Companies

     The Fund may invest up to 10% of its total assets in securities of unseasoned companies. These are companies that have been in operation less than three years. The securities of such companies may have limited liquidity and the prices of such securities may be volatile.

Non-Diversification

     As a "non-diversified" fund, the Fund invests in a more limited number of companies than other mutual funds. The Fund may invest up to 50% of its total assets in the securities of as few as two companies, up to 25% each, so long as the Fund does not control the two companies or so long as the two companies are engaged in different businesses. The Fund may also invest the other 50% of its total assets in the securities of as few as 10 companies, up to 5% each, provided that the Fund does not own more than 10% of any company's outstanding voting stock. Non-diversification involves an increased risk of loss to the Fund if the market value of a security declines.

     The Fund may invest in fewer than 25 companies.
As a result, the volatility of investment performance may increase and the Fund could incur greater losses than mutual funds that invest in a greater number of companies.

Temporary Strategies

     Prior to investing the proceeds from sales of Fund shares, to meet ordinary daily cash needs, and to respond to adverse market, economic, political or other conditions, the Advisor may hold cash and/or invest up to 35% of the Fund's total assets in short-term fixed-income securities issued by private and governmental institutions. Short-term fixed income securities include:

     *    Short-term U.S. government securities;

     *    Certificates of deposit;

     *    Bank time deposits;

     *    Bankers' acceptances;

     *    Commercial paper and commercial paper master notes;

     *    Repurchase agreements; and

     *    Other short-term fixed-income securities.


If these temporary strategies are used for responding to adverse market, economic, political or other conditions, it is impossible to predict when or for how long the Advisor may employ these strategies for the Fund. To the extent the Fund engages in this temporary strategy, the Fund may not achieve its investment objective.


ADRs

     The Fund may invest up to 20% of its net assets in American Depositary Receipts ("ADRs") or other foreign instruments denominated in U.S. dollars. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign security and denominated in U.S. dollars. Investments in securities of foreign issuers involve risks which are in addition to the usual risks inherent in domestic investments. Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, and many foreign securities are less liquid and their prices are more volatile than comparable U.S.
securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects. Certain costs attributable to foreign investing, such as custody charges and brokerage costs, are higher than those attributable to domestic investing. Although the Fund's investments will be denominated in U.S. currency, the underlying foreign securities will be denominated in foreign currency.
Accordingly, the value of the Fund's assets will increase or decrease in response to fluctuations in the value of those foreign currencies.



                    FUND MANAGEMENT

Management

     The Fund has entered into an Investment Advisory
Agreement with the Advisor under which the Advisor manages the Fund's investments and business affairs, subject to the supervision of the Fund's Board of Directors.

     Advisor


     Target Investors, Inc. (the "Advisor"), 15 River
Road, Suite 220, Wilton, Connecticut 06897, is a
Florida corporation. The Advisor has been serving clients since 1983. As of December 31, 1999, the
Advisor managed approximately $700 million for individual and institutional clients. Under the Investment Advisory Agreement, the Fund pays the
Advisor an annual management fee of 1.00% of the Fund's average daily net assets. The advisory fee is accrued daily and paid monthly. Pursuant to an expense cap agreement, the Advisor agreed to limit the Fund's operating expenses to an annual rate of 1.72% of the Fund's average daily net assets attributable to the Class A shares and 2.47% of the Fund's average daily net assets attributable to the Class C shares until February 29, 2000. From February 29, 2000 to February
28, 2002, the Advisor has contractually agreed to limit the Class A total operating expenses to an annual rate of 1.75% and the Class C total operating expenses to an annual rate of 2.50%. After such date, the Advisor may voluntarily waive all or a portion of its management fee and/or reimburse certain Fund expenses without further notification of the commencement or termination of such waiver or reimbursement. Any waivers or reimbursements will have the effect of temporarily lowering the Fund's overall expense ratio and increasing the Fund's overall return to investors.
Under the Investment Advisory Agreement, not only is the Advisor responsible for management of the Fund's assets, but also for portfolio and brokerage transactions.

     Portfolio Manager

     President of the Advisor since 1983, Robert
Zuccaro received a Bachelor's Degree from the University of Bridgeport in 1965 and a Master's in Business Administration from Pace University in 1968.
Mr. Zuccaro entered the investment management business in 1967 as an analyst with the Value Line Survey.
Prior to founding the Advisor in 1983, Mr. Zuccaro spent six years with Axe-Houghton, where he was President and a Director of Axe-Houghton Stock Fund and
Vice President and Director of Portfolio Management of
E.W. Axe & Co.  Mr. Zuccaro is a Chartered Financial
Analyst and has more than 30 years of experience in the investment business.

Custodian


     Firstar Bank, N.A. ("Firstar Bank"), 425 Walnut
Street, Cincinnati, Ohio 45202, acts as custodian of the Fund's assets.


Transfer Agent and Administrator

     Firstar Mutual Fund Services, LLC ("Firstar"), 615
East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent for the Fund (the "Transfer
Agent") and as the Fund's administrator.

Distributor

     T. O. Richardson Securities, Inc., 2 Bridgewater
Road, Farmington, Connecticut 06032-2256, a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (the "NASD"), acts as distributor of the Fund's shares (the "Distributor").
As compensation for its services, the Distributor may retain a portion of (i) the initial sales charge from purchases of Fund shares and (ii) the Rule 12b-1 fees.
The Distributor may pay all or a portion of its fee to registered dealers who sell Fund shares, pursuant to a written dealer agreement. The Distributor may pay Rule
12b-1 fees to persons entering into 12b-1 related agreements. Such persons may include the Advisor. The
Distributor and the Advisor, at their own expense, may also periodically sponsor programs that offer additional compensation in connection with the sale of Fund shares. In some circumstances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell significant amounts of Fund shares.


                  OPENING AN ACCOUNT

Choosing a Class

     The Fund offers two classes of shares: Class A and Class C. Each Class has its own cost structure.

               Class A                     Class C

      * Maximum front-end        * Maximum front-end sales
        sales charge of 5.25%      charge of 1.00%.
        with break points and
        certain exceptions.


      * Distribution and         * Distribution and
        service fees equal to      service fees equal to 1.00%
        0.25% of average net       of average net assets.
        assets.



Purchasing Shares

     In General. Fund shares may be purchased through any dealer that has entered into a sales agreement with the Distributor, or through the Distributor directly.
The Transfer Agent may also accept purchase applications.

     Class A Shares. Class A shares are offered and sold on a continual basis at the next offering price
(the "Offering Price"), which is the sum of the net asset value per share (next computed following receipt of a purchase request in good order by a dealer, the Distributor or the Transfer Agent, as the case may be) and the sales charge as set forth below. See
"Valuation of Fund Shares." No sales charge is imposed on the reinvestment of dividends or capital gains. The sales charge imposed on purchases of Class A shares is as follows:

                         Total Sales Charge


                                  As a Percentage     As a Percentage
                                   of Offering            of Your
 Your Investment                      Price              Investment

  Less than $50,000                   5.25%                 5.54%
  $50,000 but less than $100,000      4.50%                 4.71%
  $100,000 but less than $250,000     3.50%                 3.63%
  $250,000 but less than $500,000     2.50%                 2.56%
  $500,000 but less than $1,000,000   2.00%                 2.04%
  $1,000,000 or more                  1.00%                 1.01%


     Class A shares are also subject to Rule 12b-1 fees in an aggregate amount of 0.25% of the average daily net assets of the Fund attributable to the Class A shares. See "Distribution and Shareholder Servicing
Plans."

     Class C Shares. Class C shares are offered and sold on a continual basis at the next Offering Price, which is the sum of the net asset value per share (next computed following receipt of a purchase request in good order by a dealer, the Distributor or the Transfer
Agent, as the case may be) and the 1.00% initial sales charge. See "Valuation of Fund Shares." No sales charge is imposed on the reinvestment of dividends or capital gains. Class C shares are also subject to Rule
12b-1 fees in an aggregate amount of 1.00% of the average daily net assets of the Fund attributable to the Class C shares. See "Distribution and Shareholder
Servicing Plans."

Sales Charge Waivers

     The following investors may purchase Class A shares at net asset value without the imposition of any sales charge:

     * certain retirement plans, such as profit-sharing, pension, 401(k) and simplified employee pension plans (SEPs and SIMPLEs), subject to minimum requirements with respect to the amount of purchase (minimum of at least $250,000);


     * beneficial owners of wrap accounts who are clients of registered broker-dealers having a selling or service agreement with the Distributor;

     * clients of fee-only financial planners or fee-only registered investment advisors and financial planners or investment advisors who have entered into an agreement with the Distributor or Advisor for clients participating in comprehensive fee programs;

     * owners of private accounts managed by the Advisor;

     * persons who owned Fund shares on November 30, 1998;

     * persons who sell Fund shares, invest the proceeds in the Firstar Money Market Funds and subsequently reinvest in the Fund;

     * directors, officers and full-time employees of the Fund, the Distributor, Firstar and affiliates of such companies (including the Advisor) and spouses and family members of such persons; and

     * registered broker-dealers who have entered into a selling or service agreement with the Distributor for their investment account only, and registered personnel and employees of such broker-dealers.


     Certain investors may purchase Class A shares at a reduced sales charge. For additional information on sales charge reductions for Class A shares, please see the SAI or call the Fund at 1-800-307-4880.

     Minimum Investment.  Required minimum investments are as follows:

                                  INITIAL     ADDITIONAL
                                  MINIMUM      MINIMUM
     TYPE OF ACCOUNT             INVESTMENT   INVESTMENT

     Regular                      $5,000        $1,000
     Automatic Investment Plan    $5,000        $  250
     Gift to Minors               $5,000        $1,000
     IRAs                         $5,000        $1,000

     The Fund reserves the right to reject any order for the purchase of its shares or to limit or suspend, without prior notice, the offering of its shares. The required minimum investments may be waived by the Fund at any time.

     Opening an Account by Mail. Please complete the Purchase Application. You may duplicate any application or you can obtain additional copies of the Purchase Application from the Fund by calling
1-800-307-4880.


     Your completed Purchase Application should be mailed to:


          Grand Prix Funds, Inc.
          P.O. Box 701
          Milwaukee, WI  53201-0701

     To purchase shares by overnight or express mail, please use the following street address:

          Grand Prix Funds, Inc.
          c/o Firstar Mutual Fund Services, LLC
          Third Floor
          615 East Michigan Street
          Milwaukee, WI  53202

     All applications must be accompanied by payment in the form of a check made payable to "Grand Prix Funds."
All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, credit cards or third party checks will be accepted. Payment may be delayed for up to 12 calendar days on redemption requests for recent purchases made by check in order to ensure that the check has cleared. If you contemplate redeeming your investment shortly after purchase, you should purchase the shares by wire as discussed below.

     Opening an Account by Wire. You may make purchases by direct wire transfers. To ensure proper credit to your account, please call the Fund at 1-800-432-4741 for instructions. A Purchase
Application must be submitted prior to or at the time of wiring funds. Funds should be wired through the Federal Reserve System as follows:

            Firstar Bank, N.A.

            A.B.A. Number:  075000022
            For credit to:  Firstar Mutual Fund Services, LLC
            Account Number:  112-952-137
            For further credit to:  Grand Prix Funds, Inc.
            (investor account number)
            (name or account registration)
            (Social Security or Taxpayer Identification Number)

     A Purchase Application must be received by the Fund to establish privileges and to verify your account information. Payment of redemption proceeds may be delayed and taxes may be withheld unless the Fund receives a properly completed and executed purchase application. The Fund reserves the right to refuse a telephone transaction if it believes it advisable to do so. If you have any questions, please call the Fund at 1-800-432-4741.

     Adding to an Account by Mail. When adding to an account by mail, you should send your check to the Fund, together with a subsequent investment slip from a recent statement. If an investment slip is unavailable, you should send a signed note giving the full name of the account and the account number. See
"Additional Purchase Information" for more information regarding purchases made by check or electronic funds transfer.

     Adding to an Account by Electronic Funds Transfer.
You may also make additional investments by telephone or in writing through electronic funds transfers if you have previously selected this service. By selecting this service, you authorize the Fund to draw on your preauthorized bank account as shown on the records of the Fund and receive the proceeds by electronic funds transfer. Electronic funds transfers may be made commencing 13 business days after receipt by the Fund of your request to adopt this service. This time period allows the Fund to verify your bank information.
Investments made by electronic funds transfer in any one account must be in an amount of at least $1,000 and will be effective at the Offering Price next computed after receipt by the Fund of the proceeds from your bank account, which is typically the same day. See
"Additional Purchase Information" for more information.
Changes to bank information must be made in writing and signed by all registered holders of the account with the signatures guaranteed by a commercial bank or trust company in the United States, a member firm of the NASD or other eligible guarantor institution. A Notary
Public is not an acceptable guarantor. To select this service, please call the Fund at 1-800-307-4880 for the necessary form and instructions.

     Adding to an Account by Wire. For additional investments made by wire transfer, you should use the wiring instructions listed previously. Be sure to include your account number. Wired funds are considered received in good order on the day they reach the Fund's bank account by the Fund's cut-off time for purchases and all required information is provided in the wire instructions. The wire instructions will determine the terms of the purchase transaction.


     Automatic Investment Plan. You may make purchases of shares of the Fund automatically on a regular basis
($250 minimum per transaction). You must meet the Fund's minimum initial investment of $5,000 before the Automatic Investment Plan ("AIP") may be established.
You may adopt the AIP at the time an account is opened by completing the appropriate section of the Purchase
Application. The sales charge for Class A shares will be reduced to 1% for those persons who adopt the AIP.
You may obtain an application to establish the AIP after an account is opened by calling the Fund at 1-800-307-4880. For additional information on the AIP, please see the SAI.


     Individual Retirement Accounts. You may invest in the Fund by establishing a tax-sheltered individual retirement account ("IRA"). The Fund offers the Traditional IRA, Roth IRA, SEP-IRA and SIMPLE IRA. For additional information on IRA options, please see the SAI.


     Purchasing Shares through Other Broker-Dealers.
If you choose to purchase Fund shares through a securities dealer that has not entered into a sales agreement with the Distributor, you may also pay a transaction fee, as determined by the dealer. That fee will be in addition to the sales charge payable by you upon purchase of such shares.

     Additional Purchase Information. Payment may be delayed for up to 12 calendar days on redemption requests for recent purchases made by check in order to ensure that the check has cleared. This delay allows the Fund to verify that proceeds used to purchase Fund shares will not be returned due to insufficient funds and is intended to protect the remaining investors from loss. The Fund will charge a $25 service fee against your account for any check or electronic funds transfer that is returned for any reason and your purchase will be canceled. You may also be responsible for any losses suffered by the Fund as a result.


     When you open an account, you are automatically provided with the privilege to initiate telephone redemptions. If you have any questions as to how to waive this privilege, or how to add or delete a privilege after an account is established, please call the Fund at 1-800-432-4741. Generally, after the account has been established, a request to authorize, waive, add or delete a privilege must be in writing and signed by each registered holder of the account with signatures guaranteed by a commercial bank or trust company in the United States, a member of the NASD or other eligible guarantor institution. A Notary Public is not an acceptable guarantor. For a more detailed discussion of the rights, responsibilities and risks of telephone transactions, please refer to "Redeeming by Telephone."

     In order to relieve you of responsibility for the safekeeping and delivery of stock certificates, the Fund does not issue certificates.

Money Market Exchange

     The Fund has established a program through which you can exchange shares of the Fund for shares of the Firstar Money Market Funds (the "Firstar Funds").
Exchange requests are available for exchanges of $1,000 or more. The Firstar Funds are no-load money market funds managed by an affiliate of Firstar. The Firstar
Funds are unrelated to the Fund. However, the Advisor may be compensated by the Firstar Funds for servicing and related services. This exchange privilege is a convenient way to buy shares in money market funds. To use the exchange privilege you must first invest in the Fund. Before exchanging into the Firstar Funds, please read the applicable prospectus, which may be obtained by calling 1-800-307-4880. Firstar will charge a $5.00 fee for each exchange transaction that is executed via the telephone.

Redeeming Shares

     In General. You may redeem shares of either class at any time; provided, however, that the Fund reserves the right to refuse any purchase following a redemption and may limit the amount involved. The price at which the shares will be redeemed is the net asset value per share next determined after proper redemption instructions are received by the Fund. See "Valuation of Fund Shares." There are no sales charges for the redemption of shares except that a fee of $12 is charged for each wire redemption. Depending upon the redemption price you receive, you may realize a capital gain or loss for federal income tax purposes.

     Redeeming by Mail. To redeem shares by mail, simply send an unconditional written request to the Fund specifying the number of shares or dollar amount to be redeemed, the name(s) on the account registration and the account number. If the dollar amount requested to be redeemed is greater than the current account value, the entire account balance will be redeemed. A request for redemption must be signed exactly as the shares are registered. Each signature must be guaranteed by a commercial bank or trust company in the United States, a member firm of the NASD or other eligible guarantor institution if:

     * the proceeds are to be sent to a person other than the shareholder(s) of record;

     * the proceeds are to be sent to a location other than the address of record;

     * the redemption request is made within 30 days of an address change; or

     *  the redemption request is for $50,000 or more.

A Notary Public is not an acceptable guarantor.
Additional documentation may be required for the redemption of shares held in corporate, partnership or fiduciary accounts. Additional documentation is required for the redemption of shares held by persons acting pursuant to a Power of Attorney.

     The Fund will mail payment for redemption proceeds within seven days after it receives proper instructions for redemption. However, the Fund may delay payment on redemptions of recent purchases made by check until the Fund verifies that the check used to purchase Fund shares will not be returned due to insufficient funds.
This is intended to protect the remaining investors from loss.


     Redeeming by Telephone. You may redeem shares in an amount of $1,000 to $50,000, by calling the Fund at 1-800-432-4741. Proceeds redeemed by telephone will be mailed to your address, or wired or transmitted by electronic funds transfer to your preauthorized bank account as shown on the records of the Fund. A redemption request in excess of $50,000 must be made in writing and signed by each registered holder. If you make a redemption request within 30 calendar days after changing your address, the request must be in writing and signed by each registered holder of the account with signatures guaranteed. A Notary Public is not an acceptable guarantor.


     A wire payment of redemption proceeds will normally be made in federal funds on the next business day. There is currently a $12 fee for each wire redemption. It will be deducted from your redemption proceeds. Electronically transferred funds will ordinarily arrive at your bank within two to three banking days after transmission. To change the designated account, send a written request with the signature(s) guaranteed to the Fund. Once the funds are transmitted, the time of receipt and the availability of the funds are not within the Fund's control. The Fund reserves the right to delay payment for a period of up to seven days after receipt of the redemption request.

     The Fund reserves the right to refuse a telephone redemption request if it believes it is advisable to do so. Procedures for redeeming shares of the Fund by telephone may be modified or terminated by the Fund at any time. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Fund has implemented procedures designed to reasonably assure that telephone instructions are genuine. These procedures include: requesting verification of certain personal information; recording telephone transactions;
confirming transactions in writing; and restricting transmittal of redemption proceeds to preauthorized designations. Other procedures may be implemented from time to time. If reasonable procedures are not implemented, the Fund may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, you are liable for any loss for unauthorized transactions.


     You should be aware that during periods of substantial economic or market change, telephone or wire redemptions may be difficult to implement. If you are unable to contact the Fund by telephone, you may also redeem shares by mailing the redemption request to: Grand Prix Funds, Inc., P.O. Box 701, Milwaukee, WI
53201-0701. If you wish to send the information via overnight delivery, you may send it to: Grand Prix
Funds, Inc., c/o Firstar Mutual Fund Services, LLC,
Third Floor, 615 East Michigan Street, Milwaukee, WI
53202. Redemption requests made via fax will not be accepted by the Fund.



     Redeeming Shares through Broker-Dealers. You may be charged a fee if you redeem Fund shares through a broker-dealer.



     Systematic Withdrawal Plan.  The Systematic
Withdrawal Plan ("SWP") allows you to make automatic withdrawals from your account at regular intervals.
Redemptions for the purpose of satisfying such withdrawals may reduce or even exhaust your account.
If the amount remaining in your account is not sufficient to make a SWP payment, the remaining amount will be redeemed and the SWP will be terminated.
Please see the SAI for more information.


     Additional Redemption Information. The Fund reserves the right to suspend or postpone redemptions during any period when: trading on the New York Stock
Exchange (the "Exchange") is restricted, as determined by the SEC, or the Exchange is closed for other than customary weekend and holiday closing; the SEC has by order permitted such suspension; or an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

     Due to the relatively high cost of maintaining small accounts, if your account balance falls below the $5,000 minimum as a result of a redemption, you may be given a 60-day notice to reestablish the minimum balance. If this requirement is not met, your account may be closed and the proceeds sent to you.

     For redemption requests for corporate accounts, please see the SAI for more information.

Redemption in Kind

     The Fund has reserved the right to redeem in kind
(i.e., in securities) any redemption request during any 90-day period in excess of the lesser of: (i) $250,000 or (ii) 1% of the net asset value of the class of shares being redeemed. Please see the SAI for more information.


Shareholder Reports and Information


     The Fund will provide the following statements and reports:


     Confirmation Statements. Except for AIP transactions, after each transaction that affects your account balance or account registration, you will receive a confirmation statement. Participants in the AIP will receive quarterly confirmations of all automatic transactions.


     Account Statements. All shareholders will receive quarterly account statements. If you need additional copies of previous statements, you may order statements for the current and preceding year at no charge. Call
1-800-432-4741 to order past statements.

     Financial Reports. Financial reports are provided to shareholders semi-annually. Annual reports will include audited financial statements. To reduce Fund expenses, one copy of each report will be mailed to each Taxpayer Identification Number even though you may have more than one account in the Fund.


                 FINANCIAL HIGHLIGHTS


     The financial highlights table is intended to help you understand the Fund's financial results for the period from December 31, 1997 (commencement of operations) to October 31, 1999. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.



                                          Class C Shares       Class A Shares
                        Class A Shares   August 5, 1999(1)  December 31, 1997(1)
                          Year Ended          through             through
                       October 31, 1999  October 31, 1999   October 31, 1998

Net asset value,
 beginning of period        $14.42           $20.55               $10.00

Income from investment
  operations:
    Net investment loss      (0.32)(2)        (0.13)(2)            (0.10)
    Net realized and
      unrealized gains
      on investments         16.74             7.75                 4.52


    Total from investment
      operations             16.42             7.62                 4.42

Less distributions
 from net realized gains     (2.63)            ----                  ----

Net asset value,
  end of period             $28.21           $28.17                $14.42

Total return (3)(4)         131.51%           37.08%                44.20%

Supplemental data and ratios:
  Net assets,
   end of period (000's)    $92,500          $9,730                $1,595
  Ratio of operating
   expenses to average
   net assets (5)             1.72%            2.47%                 1.65%
  Ratio of interest expense
   to average net assets (5)  0.04%            0.19%                  ----
  Ratio of net investment
   loss to average
   net assets (5)            (1.45)%          (2.41)%               (1.03)%
  Portfolio turnover
   rate (6)                   764.3%           764.3%                521.6%
______________________



     (1)    Commencement of operations.
     (2) Net investment loss per share represents net investment loss divided by the monthly average shares of beneficial interest outstanding.
     (3)    Not annualized.
     (4) The total return does not reflect the 5.25% and 1.00% front-end sales charge for the Class
            A and Class C Shares, respectively.
     (5) Net of reimbursements and waivers. Without reimbursements and waivers, the ratio of operating expenses to average net assets for the Class A Shares for the periods ended
            October 31, 1999 and October 31, 1998 would have been 2.24% and 15.93%, respectively, and for the Class C Shares for the period ended
            October 31, 1999 would have been 3.14%. The ratio of net investment loss to average net assets for the Class A Shares for the periods ended October 31, 1999 and October 31, 1998 would have been (1.97)% and (15.31)%, respectively, and for the Class C Shares for the period ended October 31, 1999 would have been (3.08)%.
     (6)    Portfolio turnover is calculated on the
            basis of the Fund as a whole without
            distinguishing between the classes of shares issued.


               VALUATION OF FUND SHARES


     Net asset value is calculated using the fair value of the Fund's total assets, including interest or dividends accrued, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. The net asset value per share is determined as of the close of regular trading (generally 4:00 p.m.
Eastern Time) on each day the Exchange is open for business. Net asset value is not determined on days the Exchange is closed for trading. The price at which a purchase order or redemption request is effected is based on the next calculation of net asset value after the order is placed or the request is received. In determining net asset value, expenses are accrued and applied daily and investments for which market quotations are readily available are valued at market value. Any investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Fund.



     DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

     The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended
(the "12b-1 Plan") with respect to each class of shares, which authorizes it to pay the Distributor certain distribution and shareholder servicing fees.
Under the Class A 12b-1 Plan, the Class A shares may be required to pay the Distributor a distribution and shareholder servicing fee of up to 0.25% of the Fund's average daily net assets attributable to the Class A shares. The Class C Plan provides that the Class C shares will be required to pay the Distributor (i) a distribution fee of 0.75% of the Fund's average daily net assets attributable to the Class C shares and (ii) a shareholder servicing fee of 0.25% of the Fund's average daily net assets attributable to the Class C shares. The 12b-1 Plan has the effect of increasing each class's expenses from what they would otherwise be. Because Rule 12b-1 fees are paid out of the Fund's net assets on an ongoing basis, over time these fees will increase the cost of your investment and could cost long-term investors of the Fund more than paying other types of sales charges. For additional information on the 12b-1 Plans, please see the SAI.



DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX TREATMENT

     For federal income tax purposes, all dividends and distributions of net realized short-term capital gains you receive from the Fund are taxable as ordinary income, whether reinvested in additional shares or received in cash, unless you are exempt from taxation or entitled to a tax deferral. Distributions of net realized long-term capital gains you receive from the Fund, whether reinvested in additional shares or received in cash, are taxable as a capital gain. The capital gain holding period is determined by the length of time the Fund has held the security and not the length of time you have held shares in the Fund. The
Fund expects that, because of its investment objective, its distributions will consist primarily of long- and short-term capital gains. You will be informed annually as to the amount and nature of all dividends and capital gains paid during the prior year. Such capital gains and dividends may also be subject to state or local taxes. If you are not required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.

     The Fund intends to pay dividends from net investment income annually and to distribute all net realized capital gains at least annually. In addition, the Fund may make additional distributions if necessary to avoid imposition of a 4% excise tax or other tax on undistributed income and gains. Please note, however, that the objective of the Fund is capital appreciation, not the production of distributions. You should measure the success of your investment by the value of your investment at any given time and not by the distributions you receive.


     When a dividend or capital gain is distributed, the Fund's net asset value decreases by the amount of the payment. If you purchase shares shortly before a distribution, you will be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. All dividends and capital gains distributions will automatically be reinvested in additional Fund shares at the then prevailing net asset value unless you specifically request that either dividends or capital gains or both be paid in cash. The election to receive dividends or reinvest them may be changed by writing to the Fund at Grand Prix Funds, Inc., P.O. Box
701, Milwaukee, WI 53201-0701. The election is effective for distributions with a dividend record date on or after the date on which the Fund receives notice of the election.


     If you do not furnish the Fund with your correct social security number or taxpayer identification number, the Fund is required by current federal law to withhold federal income tax from your distributions
(including applicable Fund share reinvestments) and redemption proceeds at a rate of 31%.


     An exchange of Fund shares for shares of the Firstar Funds pursuant to the Fund's exchange privilege is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss. An exchange is not a tax-free transaction.


     This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state, or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor.

                ADDITIONAL INFORMATION

DIRECTORS

     Robert Zuccaro
     Mary Jane Boyle
     Edward F. Ronan, Jr.
     Dennis K. Waldman


OFFICERS

     Robert Zuccaro, President
     Mary Jane Boyle, Vice-President and Treasurer
     Andrea Romstad, Vice-President and Secretary


INVESTMENT ADVISOR

     Target Holdings Corporation, d.b.a. Target
     Investors, Inc.
     15 River Road, Suite 220
     Wilton, Connecticut  06897

CUSTODIAN

     Firstar Bank, N.A.
     425 Walnut Street
     Cincinnati, Ohio  45202


ADMINISTRATOR AND TRANSFER AGENT

     Firstar Mutual Fund Services, LLC

     For overnight deliveries, use:          For regular mail deliveries, use:
     Grand Prix Funds, Inc.                  Grand Prix Funds, Inc.
     c/o Firstar Mutual Fund Services, LLC   P.O. Box 701
     Third Floor                             Milwaukee, WI  53201-0701
     615 East Michigan Street
     Milwaukee, Wisconsin 53202

INDEPENDENT AUDITORS

     Ernst & Young LLP
     111 East Kilbourn Avenue
     Milwaukee, Wisconsin  53202

DISTRIBUTOR

     T. O. Richardson Securities, Inc.
     2 Bridgewater Road
     Farmington, Connecticut  06032-2256

LEGAL COUNSEL

     Godfrey & Kahn, S.C.
     780 N. Water Street
     Milwaukee, Wisconsin  53202

     The SAI contains additional information about the Fund. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders. The Fund's annual report provides a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
The Fund's SAI, which is incorporated by reference into this Prospectus, annual reports and semi-annual reports are available without charge upon request to the address or toll-free telephone number noted in this Prospectus. These documents may also be obtained from certain financial intermediaries, including the
Distributor, who purchase and sell Fund shares.
Shareholder inquiries and requests for other information about the Fund can be directed to the Fund at the address and toll-free telephone numbers in this Prospectus.



     Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference
Room in Washington, D.C.  Please call the SEC at 1-202-
942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR
Database on the SEC's Internet Website located at http://www.sec.gov. Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by emailing or writing the Public
Reference Section of the SEC at publicinfo@sec.gov or Washington, D.C. 20549-0102.


     The Fund's 1940 Act File Number is 811-8461.

          STATEMENT OF ADDITIONAL INFORMATION


                GRAND PRIX FUNDS, INC.

                    GRAND PRIX FUND

                Wilton Executive Campus
               15 River Road, Suite 220
              Wilton, Connecticut  06897
           1-800-307-4880 (Fund Information)
         1-800-432-4741 (Account Information)
            Website:  www.grandprixfund.com
                  Fund Symbol:  GPFFX




     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Grand Prix Fund ("Fund"), dated
January 31, 2000.  The Fund is a series of Grand Prix
Funds, Inc. (the "Corporation").



     The Fund's audited financial statements for the year ended October 31, 1999, are incorporated herein by reference to the Fund's Annual Report.


     A copy of the Prospectus is available without charge upon request to the above-noted address, toll-free telephone number or website.








This Statement of Additional Information is dated January 31, 2000.

TABLE OF CONTENTS


FUND ORGANIZATION                                               4

INVESTMENT RESTRICTIONS                                         4

IMPLEMENTATION OF INVESTMENT OBJECTIVE                          5
 Depositary Receipts                                            5
 Convertible Securities                                         6
 Non-Diversification and Sector Concentration                   6
 Leveraging Strategies                                          7
 Temporary Strategies                                           7
 Illiquid Securities                                            7

DIRECTORS AND OFFICERS                                          8

PRINCIPAL SHAREHOLDERS                                          9

INVESTMENT ADVISOR                                             10

FUND TRANSACTIONS AND BROKERAGE                                10

CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT        11

ADMINISTRATOR                                                  12

DISTRIBUTOR                                                    12

PLAN OF DISTRIBUTION                                           13
 Distribution and Shareholder Servicing Plans                  13
 Interests of Certain Persons                                  14
 Anticipated Benefits to the Fund                              14
 Amounts Expensed Under the Plans                              15

PURCHASE, REDEMPTION AND PRICING OF SHARES                     15
 Financial Intermediaries                                      15
 Sales Charge Reductions for Class A Shares                    15
 Letter of Intent for Class A Shares                           15
 Right of Accumulation for Class A Shares                      16

 Automatic Investment Plan                                     16
 Individual Retirement Accounts                                17
 Redemptions for Corporate Accounts                            18
 Systematic Withdrawal Plan                                    18
 Pricing of Shares                                             18

REDEMPTION IN KIND                                             19

TAXATION OF THE FUND                                           19

PERFORMANCE INFORMATION                                        19
 Total Return                                                  20
 Comparisons                                                   20

INDEPENDENT AUDITORS                                           21

FINANCIAL STATEMENTS                                           21




     In deciding whether to invest in the Fund, you should rely on information in this Statement of Additional Information ("SAI") and related Prospectus.
The Fund has not authorized others to provide additional information. The Fund has not authorized the use of this SAI in any state or jurisdiction in which such offering may not lawfully be made.

FUND ORGANIZATION

     The Corporation is an open-end management investment company, commonly referred to as a mutual fund. The Fund is a series of common stock of the Corporation, a Maryland corporation incorporated on October 30, 1997. The Corporation is authorized to issue shares of common stock in series and classes.
The Corporation currently offers one series of shares:
the Grand Prix Fund. The shares of common stock of the Fund are further divided into two classes: Class A and Class C. Each share of common stock of each class is entitled to one vote, and each share is entitled to participate equally in dividends and capital gains distributions by the respective class of shares and in the residual assets of the respective class in the event of liquidation. However, each class of shares bears its own expenses, is subject to its own sales charges and has exclusive voting rights on matters pertaining to the Rule 12b-1 distribution and shareholder servicing plan as it relates to that class.

     No certificates will be issued for shares held in your account. You will, however, have full shareholder rights. Generally, the Fund will not hold annual shareholders' meetings unless required by the Investment Company Act of 1940, as amended (the "1940
Act") or Maryland law.


INVESTMENT RESTRICTIONS

     The Fund's investment objective is capital appreciation. The following are the Fund's fundamental investment restrictions which cannot be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i)
67% of the shares of common stock of the Fund represented at a meeting at which more than 50% of the outstanding shares are present, or (ii) more than 50% of the outstanding shares of common stock of the Fund.

The Fund:

1. May not issue senior securities, except as permitted under the 1940 Act;

2. May not act as an underwriter of another company's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the
     "1933 Act"), in connection with the purchase and sale of portfolio securities;

3. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities);

4.   May not make loans if, as a result, more than 33
     1/3% of the Fund's total assets would be lent to other persons, except through purchases of debt securities or other debt instruments or engaging in repurchase agreements;

5. May not invest more than 25% of its total assets in securities of companies in any one industry;

6. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities);

7. May (i) borrow money from banks, and (ii) make other investments or engage in other transactions permissible under the 1940 Act, which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings). The Fund may also borrow money from other persons to the extent permitted by applicable law;

8. Notwithstanding any other fundamental investment policy or restriction, may invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions.

     The following non-fundamental operating policies may be changed by the Board of Directors without shareholder approval.

The Fund may not:

1. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission ("SEC") or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

3. Invest in illiquid securities if, as a result of such investment, more than 5% of its net assets would be invested in illiquid securities.

4. Purchase securities of other investment companies except in compliance with the 1940 Act.

5.   Engage in futures or options on futures
     transactions which are impermissible pursuant to Rule 4.5 under the Commodity Exchange Act ("CEA") and, in accordance with Rule 4.5, will use futures or options on futures transactions solely for bona fide hedging transactions (within the meaning of the CEA); provided, however, that the Fund may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such positions, less the amount by which any such options positions are in the money
     (within the meaning of the CEA), do not exceed 5% of the Fund's net assets.

6. Make any loans other than loans of portfolio securities, except through purchases of debt securities or other debt instruments or engaging in repurchase agreements with respect to portfolio securities.

     Except for the fundamental investment restrictions listed above and the Fund's investment objective, the Fund's other investment policies are not fundamental and may be changed with approval of the Corporation's
Board of Directors. Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.


IMPLEMENTATION OF INVESTMENT OBJECTIVE

     The following information supplements the discussion of the Fund's investment objective and strategy described in the Prospectus under the captions
"Investment Objective," and "Implementation of
Investment Objective."

Depositary Receipts

     The Fund may invest in foreign securities by purchasing depositary receipts, including American
Depositary Receipts ("ADRs") and European Depositary
Receipts ("EDRs") or other securities convertible into securities of companies based in foreign countries.
These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs, in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. For purposes of the Fund's investment policies, ADRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR or EDR representing ownership of common stock will be treated as common stock.

     ADR facilities may be established as either
"unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. For example, a non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer, including reliable financial statements. Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Convertible Securities

     The Fund may invest in convertible securities, which are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock or warrants of the same or a different company within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock (or warrant) since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock (or warrant) increases. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock (or warrant), or sell it to a third party.

Non-Diversification and Sector Concentration

     While the Fund is "non-diversified," which means that it is permitted to invest its assets in a more limited number of issuers than other investment companies, the Fund intends to diversify its assets to the extent necessary to qualify for tax treatment as a regulated investment company under the Internal Revenue
Code of 1986, as amended ("Code"). To so qualify (i) not more than 25% of the total value of the Fund's assets may be invested in securities of any one issuer
(other than U.S. Government securities and the securities of other regulated investment companies) or of any two or more issuers controlled by the Fund, which, pursuant to the regulations under the Code, may be deemed to be engaged in the same, similar, or related trades or businesses, and (ii) with respect to 50% of the total value of the Fund's assets (a) not more than 5% of its total assets may be invested in the securities of any one issuer (other than U.S.
Government securities and the securities of other regulated investment companies) and (b) the Fund may not own more than 10% of the outstanding voting securities of any one issuer (other than U.S.
Government securities and the securities of other regulated investment companies).

     In addition, the Fund has adopted a fundamental investment restriction which prohibits the Fund from investing more than 25% of its total assets in securities of companies in any one industry. An industry is defined as a business-line subsector of a stock-market sector. While the Fund may be heavily invested in one single market sector like technology or health care, for example, it will not invest more than 25% of its total assets in securities of companies in any one industry. To the extent that a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of companies, the Fund's portfolio securities may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a diversified investment company.

Leveraging Strategies


     The Fund may borrow up to 33 1/3% of the value of its total assets for any purpose including to leverage its portfolio. Borrowing may exaggerate changes in the net asset value of the Fund's shares and in the return on the Fund's portfolio. Although the principal of any borrowing will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding.
The Fund may be required to liquidate securities at a time when it would be disadvantageous to do so in order to make payments with respect to an outstanding borrowing. In addition, the Fund may be required to segregate liquid assets in an amount sufficient to meet its obligations in connection with such borrowings.


Temporary Strategies

     Prior to investing proceeds from sales of Fund shares, to meet ordinary daily cash needs, and to retain the flexibility to respond promptly to adverse changes in market, economic, political and other conditions, the Fund may hold cash and/or invest up to 35% of its total assets in money market instruments.
The money market instruments which the Fund may purchase include U.S. Government securities, bank obligations, obligations of savings institutions, fully insured certificates of deposit, commercial paper, and securities issued by registered investment companies holding themselves out as money market funds. Such securities include:

     U.S. Government Securities. Obligations issued or guaranteed as to principal and interest by the United
States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes, and bonds;

     Bank Obligations. Obligations (including certificates of deposit, bankers' acceptances, commercial paper (see below) and other debt obligations) of banks subject to regulation by the U.S.
Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks;

     Obligations of Savings Institutions. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more;

     Fully Insured Certificates of Deposit.
Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is insured by the Bank Insurance Fund or the Savings
Association Insurance Fund (each of which is administered by the Federal Deposit Insurance
Corporation), limited to $100,000 principal amount per certificate and to 5% or less of the Fund's total assets in all such obligations and in all illiquid assets, in the aggregate;

     Commercial Paper. Commercial paper rated Prime-1 or better by Moody's Investors Service, Inc.
("Moody's"), A-1 or better by Standard & Poor's
Corporation ("S&P"), Duff 2 or higher by Duff & Phelps,
Inc. ("D&P"), or Fitch 2 or higher by Fitch Investor
Services, Inc. ("Fitch");

     Money Market Funds. Securities issued by registered investment companies holding themselves out as money market funds which attempt to maintain a stable net asset value of $1.00 per share; and

     Repurchase Agreements. Repurchase agreements with respect to obligations of the U.S. government, its agencies or instrumentalities.

Illiquid Securities

     The Fund may invest up to 5% of its net assets in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), repurchase agreements with maturities in excess of seven days and other securities that are not readily marketable. The Board of Directors of the

Corporation, or its delegate, has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 5% limitation. Certain securities exempt from registration or issued in transactions exempt from registration under the 1933
Act, such as securities that may be resold to institutional investors under Rule 144A under the 1933
Act, may be considered liquid under guidelines adopted by the Board of Directors.



DIRECTORS AND OFFICERS

     Under the laws of the State of Maryland, the Board of Directors of the Corporation is responsible for managing its business and affairs. The directors and officers of the Corporation, together with information as to their principal business occupations during the last five years, and other information, are shown below. Each director who is deemed an "interested person" as defined in the 1940 Act is indicated by an asterisk. Mr. Zuccaro has served as a director and officer of the Corporation since its inception on October 30, 1997. The other directors and officers, with the exception of Ms. Romstad, have served as such since December 10, 1997. Ms. Romstad has served as an officer of the Corporation since October 2, 1998.

     *Robert Zuccaro, President and a Director of the Corporation.

     Mr. Zuccaro, 57 years old, received a Bachelor's
Degree from the University of Bridgeport in 1965 and a Master's Degree in Business Administration from Pace
University in 1968.  Prior to founding what is now
Target Holdings Corporation, doing business as Target
Investors, Inc. ("Advisor") in 1983, Mr. Zuccaro spent six years with Axe-Houghton, where he was President and a Director of Axe-Houghton Stock Fund and Vice
President and Director of Portfolio Management of E.W.
Axe & Co. Mr. Zuccaro is the President of the Advisor and is a Chartered Financial Analyst.


     Mr. Zuccaro's address is 15 River Road, Suite 220,
Wilton, Connecticut 06897.




     *Mary Jane Boyle, Vice-President, Treasurer and a
Director of the Corporation.


     Ms. Boyle, 54 years old, earned a Master's Degree from the University of Bridgeport in 1971. Prior to co-founding Advisor in 1983, where she serves as Vice-
President, Client Service, Ms. Boyle was a Regional
Sales Director with Mondessa Enterprises, Inc.


     Ms. Boyle's address is 15 River Road, Suite 220,
Wilton, Connecticut 06897.

     Edward F. Ronan, Jr., a Director of the Corporation.


     Mr. Ronan, 47 years old, earned a B.S. in accounting from the University of Bridgeport in 1977.
Mr. Ronan is a C.P.A. and a member of Actis-Grande, Ronan, Carbone & Company, LLC, a certified public accounting firm and has been with the firm since 1984.
Mr. Ronan served as a director of Q.E.P. Co., Inc., a flooring tool manufacturer and distributor, from 1993 to 1998.


     Mr. Ronan's address is 30 Main Street, Danbury, Connecticut 06810.

     Dennis K. Waldman, a Director of the Corporation.

     Mr. Waldman, 44 years old, graduated from the Massachusetts Institute of Technology in 1976 with a Bachelor's of Science degree in aeronautical and astronautical engineering and in electrical engineering and in 1978 with a Master's of Science degree in aeronautical and astronautical engineering. Since
1994, Mr. Waldman has served as Vice-President of Sales for Strategic Information Associates, prior to which time, Mr. Waldman worked at ITS as

Vice-President of Sales. From 1992 to 1994, Mr. Waldman was a sales representative at Tartan where he was involved in engineering sales.

     Mr. Waldman's address is 62 Windsor Road, Waban, Massachusetts 02168.

     Andrea Romstad, Vice-President and Secretary of the Corporation.


     Ms. Romstad, 37 years old, received a Bachelor's of Business Administration in marketing management from Bernard M. Baruch College of the City University of New
York in 1985. Prior to joining Advisor as an analyst in 1993, Ms. Romstad was a credit assistant at Skandinaviska Enskilda Banken Corporation and a financial assistant at Finansskandic Corporation.


     Ms. Romstad's address is 15 River Road, Suite 220,
Wilton, Connecticut 06897.


     As of December 31, 1999, officers and directors of the Corporation beneficially owned 244,412.249 shares of common stock, or 4.89%, of the Fund's then outstanding Class A shares (including 142,586.305 shares owned by the Advisor, which is controlled by Mr. Zuccaro, and 99,347.598 shares owned by Marc
Zuccaro - UTMA for which Mr. Zuccaro is the custodian).
Directors and officers of the Corporation who are also officers, directors, employees, or shareholders of Advisor do not receive any remuneration from the Fund for serving as directors or officers. Accordingly, Mr.
Zuccaro, Ms. Boyle and Ms. Romstad do not receive any remuneration from the Fund for their services as directors and officers. The following table provides information relating to compensation paid to disinterested directors of the Corporation for their services as such for fiscal 1999:


                           Cash           Other
       Name            Compensation    Compensation      Total


Edward F. Ronan, Jr.       $500             $0           $500
Dennis K. Waldman          $500             $0           $500



     Each director who is not deemed an "interested person" of the Fund, as defined in the 1940 Act, received $125 per meeting attended and reimbursement of reasonable expenses. The Board held four meetings during fiscal 1999. For fiscal 2000, disinterested directors will receive $300 per meeting attended.
Disinterested directors may elect to receive their compensation in the form of cash, shares of the Fund, or both.


PRINCIPAL SHAREHOLDERS

     As of December 31, 1999, the following person owned of record or was known by the Fund to own of record or beneficially 5% or more of the outstanding
Class A shares of the Fund:



     Name and Address                 No. Shares      Percentage

     Charles Schwab & Co., Inc.       573,220.032       11.48%
     Special Custody Account for the
     Exclusive Benefit of Customers
     101 Montgomery Street
     San Francisco, CA  94104-4122



As of December 31, 1999 no person owned of record or was known by the Fund to own of record or beneficially
5% or more of the outstanding Class C shares of the Fund. Accordingly, as of December 31, 1999, no person owned a controlling interest in the Fund.

INVESTMENT ADVISOR


     Target Holdings Corporation, d.b.a. Target
Investors, Inc. ("Advisor") is the investment advisor to the Fund. The Advisor is controlled by Robert
Zuccaro.



     The investment advisory agreement between the Corporation and the Advisor dated as of December 31, 1997 ("Advisory Agreement") had an initial term of two years and now is required to be approved annually by the Board of Directors of the Corporation or by vote of a majority of the Fund's outstanding voting securities.
Each annual renewal must also be approved by the vote of a majority of the Corporation's directors who are not parties to the Advisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The
Advisory Agreement was initially approved by the Board of Directors, including a majority of the disinterested directors on December 10, 1997, and by the initial shareholder on December 23, 1997. Most recently, the Advisory Agreement was approved by the Board of Directors, including a majority of the disinterested directors on December 9, 1999. The Advisory Agreement is terminable without penalty on 60 days' written notice by the Board of Directors, by vote of a majority of the Fund's outstanding voting securities, or by the Advisor, and will terminate automatically in the event of its assignment.


     Under the terms of the Advisory Agreement, the Advisor manages the Fund's investments and business affairs, subject to the supervision of the Board of Directors. At its expense, the Advisor provides office space and all necessary office facilities, equipment, and personnel for managing the investments of the Fund.
As compensation for its services, the Corporation pays the Advisor an annual management fee of 1.00% of the Fund's average daily net assets. The advisory fee is accrued daily and paid monthly. The organizational expenses of the Fund were advanced by the Advisor and will be reimbursed by the Fund over a period of not more than 60 months. The organizational expenses were approximately $79,558.


     Pursuant to an expense cap agreement, the Advisor agreed to limit the total operating expenses of the Fund to an annual rate of 1.72% of the Fund's average net assets attributable to the Class A shares and 2.47% of the Fund's average net assets attributable to the Class C shares until February 29, 2000. From February
29, 2000 until February 28, 2002, the Advisor has contractually agreed to limit the Class A total operating expenses to an annual rate of 1.75% and the Class C total operating expenses to an annual rate of 2.50%. After such date, the Advisor may from time to time voluntarily (but is not required or obligated to) waive all or a portion of its fee and/or reimburse certain Fund expenses. Any waiver of fees or reimbursement of expenses will be made on a monthly basis and, with respect to the latter, will be paid to the Fund by reduction of the Advisor's fee. For the fiscal period ended October 31, 1998, the Fund did not pay an advisory fee to the Advisor because the Advisor waived its entire advisory fee. If the Advisor had not agreed to waive the advisory fee for the fiscal period ended October 31, 1998, the Advisor would have received
$10,435 for its investment advisory services. For the fiscal year ended October 31, 1999, the Fund paid the Advisor $185,201 for its investment advisory services.
If the Advisor had not agreed to waive a portion of its advisory fee during the same time period, the Advisor would have received an additional $204,561 from the Fund for its investment advisory services.


FUND TRANSACTIONS AND BROKERAGE


     Under the Advisory Agreement, the Advisor, in its capacity as portfolio manager, is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's securities business, the negotiation of the commissions to be paid on such transactions, and the allocation of portfolio brokerage business. Remuneration for trades may include commissions, dealer spreads, mark-ups, and mark-downs.
The Fund has no obligation to deal with any particular broker or dealer; in executing transactions, the Advisor seeks to obtain the best execution at the best security price available with respect to each transaction. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. While the Advisor seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest available commission. Brokerage may be allocated based on the sale of the Fund's shares.


     Section 28(e) of the Securities Exchange Act of
1934, as amended ("Section 28(e)"), permits an investment advisor, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities;
(b) furnishing analyses and reports concerning issuers, industries, sectors, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

     In selecting brokers or dealers, the Advisor considers investment and market information and other research, such as economic, securities, and performance measurement research provided by such brokers or dealers and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker or dealer may be greater than the amount another firm might charge if the Advisor determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker or dealer to the Fund. The
Advisor believes that the research information received in this manner provides the Fund with benefits by supplementing the research otherwise available to the Fund. Such higher commissions will not be paid by the Fund unless (a) the Advisor determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Advisor's overall responsibilities with respect to the accounts, including the Fund, as to which it exercises investment discretion; (b) such payment is made in compliance with the provisions of
Section 28(e) and other applicable state and federal laws; and (c) in the opinion of the Advisor, the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term.


     The aggregate amount of brokerage commissions paid by the Fund for the fiscal year ended October 31, 1999 and the fiscal period ended October 31, 1998 was $278,022 and $10,048, respectively. The aggregate dollar amount of brokerage commissions paid by the Fund in fiscal 1998 differed materially from the amount paid during fiscal 1999 due to the vast increase in the asset size of the Fund from fiscal 1998 to fiscal 1999.
For the fiscal year ended October 31, 1999, the Fund paid $43,875 in brokerage commissions with respect to $691,697,576 in transactions for which research services were provided. During fiscal 1999, the Fund did not acquire any stock of its regular brokers or dealers.


     The Advisor places portfolio transactions for other advisory accounts in addition to the Fund.
Research services furnished by firms through which the Fund effects its securities transactions may be used by the Advisor in servicing all of its accounts; not all of such services may be used by the Advisor in connection with the Fund. The Advisor believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Fund) managed by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker or dealer paid by each account for brokerage and research services will vary.
However, the Advisor believes such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis. The Advisor seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account.
In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. There can be no assurance that a particular purchase or sale opportunity will be allocated to the Fund. In making such allocations between the Fund and other advisory accounts, certain factors considered by the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, and the size of investment commitments generally held.


CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT


     As custodian of the Fund's assets, Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, has custody of all securities and cash of the Fund, delivers and receives payment for portfolio securities sold, receives and pays for portfolio securities purchased, collects income from investments, if any, and performs other duties, all as directed by the officers of the Corporation. Firstar Mutual Fund
Services, LLC ("Firstar"), Third Floor, 615 East
Michigan Street, Milwaukee, Wisconsin 53202, acts as transfer agent and dividend-disbursing agent for the Fund.


ADMINISTRATOR

     Pursuant to a Fund Administration Servicing
Agreement and a Fund Accounting Servicing Agreement,
Firstar also performs certain administrative and tax reporting functions for the Fund, including preparing and filing federal and state tax returns, preparing and filing securities registration compliance filings with various states, compiling data for and preparing notices to the SEC, preparing financial statements for the annual and semi-annual reports to the SEC and current investors, monitoring the Fund's expense accruals and performing securities valuations and, from time to time, monitoring the Fund's compliance with the Fund's investment objective and restrictions. Pursuant to the Fund Administration Servicing Agreement, Firstar is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the Fund's average net assets: at an annual rate of .07 of 1% on the first
$200 million, .06 of 1% on the next $500 million and
 .04 of 1% on average net assets in excess of $700 million, subject to an annual minimum fee of $40,000, plus out-of-pocket expenses. There is also a 20% additional charge for each additional class. Pursuant to the Fund Accounting Servicing Agreement, Firstar is entitled to receive a fee of $22,000 for the first $40 million of average net assets, .01 of 1% on the next
$200 million on average net assets and .005 of 1% on average net assets in excess of $240 million, plus out-of-pocket expenses. There is a 25% charge for each additional class. For the fiscal period ended October
31, 1998, Sunstone Financial Group, Inc. ("Sunstone"), the Fund's prior administrator, received $54,139 under an Administration and Fund Accounting Agreement between the Fund and Sunstone. For fiscal 1999, Sunstone received $52,819 from the Fund under the Administration and Fund Accounting Agreement, and Firstar received
$15,071 from the Fund under the Fund Administration
Servicing Agreement and $10,201 from the Fund under the Fund Accounting Servicing Agreement.


DISTRIBUTOR

     Under a Distribution Agreement dated July 13,
1999, (the "Distribution Agreement"), T. O. Richardson
Securities, Inc., 2 Bridgewater Road, Farmington,
Connecticut 06032-2256, acts as the principal distributor of the Fund's shares ("Distributor"). The
Distribution Agreement provides that the Distributor will use its best efforts to distribute the Fund's shares. The Fund's shares are offered for sale continuously at (i) net asset value per share plus a maximum initial sales charge of 5.25% of the offering price, in the case of Class A shares, and (ii) net asset value per share plus an initial sales charge of 1.00% of the offering price, in the case of Class C shares. Existing Class A shareholders as of November
30, 1998, are not subject to the sales charge on additional purchases of Class A shares. To encourage ownership of Fund shares, directors, officers and full-time employees of the Corporation and the Advisor and spouses and family members of such persons are not subject to the Class A sales charge. In addition, no sales charge is imposed on the reinvestment of dividends or capital gains with respect to Class A and Class C shares. Certain other exceptions to the imposition of the sales charge apply in the case of Class A shares, as discussed more fully in the Prospectus under the caption "Opening an Account." The
Distribution Agreement is subject to the same termination and renewal provisions as are described above with respect to the Advisory Agreement, except that the Distribution Agreement need not be approved by the Fund's shareholders.


     With respect to Class A shares, the Distributor may pay a portion of the applicable initial sales charge due upon the purchase of such shares to the broker, if any, involved in the trade, as follows:

                                                      Portion of Initial
     Dollar Amount of                 Initial Sales    Sales Charge Paid
     Shares Purchased                  Charge  (1)    to Broker-Dealers (1)(2)

     Less than $50,000                    5.25%            5.00%
     $50,000 but less than $100,000       4.50%            4.50%
     $100,000 but less than $250,000      3.50%            3.50%

     $250,000 but less than $500,000      2.50%            2.50%
     $500,000 but less than $1,000,000    2.00%            2.00%
     $1,000,000 or more                   1.00%            1.00%



  (1) Reflected as a percentage of the offering price of Class A shares. The offering price is the sum of the net asset value per share plus the initial sales charge indicated in the table
       (the "Offering Price").

  (2) All sales charges may at times be paid to the broker-dealer involved in the trade, if any. A broker-dealer paid all or substantially all of the sales charge may be deemed an "underwriter" under the 1933 Act.

     With respect to Class C shares, the Distributor may pay all of the initial sales charge due upon the purchase of such shares to the broker, if any, involved in the trade. A broker-dealer paid all or substantially all of the sales charge may be deemed an "underwriter" under the 1933 Act.


     As compensation for its services under the Distribution Agreement, the Distributor may retain all or a portion of (i) the initial sales charge from purchases of Fund shares and (ii) the Rule 12b-1 fees payable with respect to Fund shares (as described under "Distribution and Shareholder Servicing Plans," below).
For the fiscal year ended October 31, 1999, the aggregate dollar amount of initial sales charges imposed on purchases of Class A and Class C shares was $823,416. The Distributor did not retain any amounts from Class A and Class C sales charges. For the fiscal year ended October 31, 1999, the aggregate dollar amount of Rule 12b-1 fees payable with respect to Class
A and Class C shares was $95,437 and $8,019, respectively. Of this $103,456, the Distributor retained $6,450 from Class A and Class C Rule 12b-1 fees.


PLAN OF DISTRIBUTION

Distribution and Shareholder Servicing Plans

     The Corporation, on behalf of each class of shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act ("Plan") with respect to which certain distribution and shareholder servicing fees may be paid to registered securities dealers, financial institutions, or other persons ("Recipients") who render assistance in distributing or promoting the sale of Fund shares, or who provide certain shareholder services to Fund shareholders, pursuant to a written agreement ("Rule 12b-1 Related Agreement"). Under the terms of the Class A Plan, the Class A shares may be required to pay the Recipients a fee of up to 0.25% of the average daily net assets attributable to the Class
A shares to finance activities primarily intended to result in the sale of Class A shares. The Class A Plan is a "reimbursement" plan, which means that the fees paid by the Fund under the Class A Plan are intended as reimbursement for services rendered and commission fees borne up to the maximum allowable distribution and shareholder servicing fees. If more money for services rendered and commission fees is due than is immediately payable because of the expense limitation under the Class A Plan, the unpaid amount is carried forward from period to period while the Class A Plan is in effect until such time as it may be paid. No interest, carrying, or other finance charges will be borne by the Fund with respect to unpaid amounts carried forward.

     The Class C Plan provides that the Class C shares are required to pay the Recipients (i) a distribution fee of 0.75% of the average daily net assets attributable to the Class C shares and (ii) a shareholder servicing fee of 0.25% of the average daily net assets attributable to the Class C shares.
Payments under the Class C Plan are based upon a percentage of average daily net assets attributable to the Class C shares regardless of amounts actually paid or expenses actually incurred by the Recipients, however, in no event, may such payments exceed the maximum allowable fee. It is, therefore, possible that the Recipients may realize a profit in a particular year as a result of these payments. Each Plan has the effect of increasing the applicable class's expenses from what they would otherwise be. The Board of Directors reviews each class's distribution and shareholder servicing fee payments in connection with its determination as to continuance of each Plan.

     From time to time, the Recipients may engage in activities which jointly promote the sales of both classes of shares, the cost of which may not be readily identifiable or related to any one class. Generally, the distribution expenses attributable to such joint distribution activities will be allocated among each class of shares on the basis of its respective net assets, although the Board of Directors may allocate such expenses in any other manner it deems fair and equitable.

     The Plans, including a form of the Rule 12b-1
Related Agreement, have been unanimously approved by the Board of Directors of the Corporation, including all of the members of the Board who are not "interested persons" of the Corporation as defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plans or any Rule 12b-1 Related
Agreement ("Disinterested Directors") voting separately.

     The Plans, and any Rule 12b-1 Related Agreement which is entered into, will continue in effect for a period of more than one year only so long as their continuance is specifically approved at least annually by a vote of a majority of the Corporation's Board of Directors, and of the Disinterested Directors, cast in person at a meeting called for the purpose of voting on the Plans, or the Rule 12b-1 Related Agreements, as applicable. In addition, a Plan, and any Rule 12b-1
Related Agreement, may be terminated without penalty, by vote of a majority of the respective class's outstanding voting securities, or by vote of a majority of Disinterested Directors (on not more than 60 days' written notice in the case of the Rule 12b-1 Related
Agreement only). Payment of the distribution and shareholder servicing fees is to be made monthly, within 30 days after the month for which the fee is payable.

Interests of Certain Persons

     With the exception of the Advisor and the Distributor, no "interested person" of the Fund, as defined in the 1940 Act, and no Disinterested Director has or had a direct or indirect financial interest in the Plans or any Rule 12b-1 Related Agreement.

Anticipated Benefits to the Fund

     The Board of Directors of the Corporation considered various factors in connection with its decision to continue the Class A and Class C Plans, including: (a) the nature and causes of the circumstances which make continuation of the Plans necessary and appropriate; (b) the way in which the Plans address those circumstances, including the nature and potential amount of expenditures; (c) the nature of the anticipated benefits; (d) the merits of possible alternative plans or pricing structures; and (e) the possible benefits of the Plans to any other person relative to those of the Fund.



     Based upon its review of the foregoing factors and the material presented to it, and in light of its fiduciary duties under relevant state law and the 1940
Act, the Board of Directors determined, in the exercise of its business judgment, that each Plan was reasonably likely to benefit the respective class and its shareholders in at least one or several potential ways.
Specifically, the Board concluded that any Recipients operating under Rule 12b-1 Related Agreements would have little or no incentive to incur promotional expenses on behalf of the Fund if a Rule 12b-1 plan were not in place to reimburse them, thus making the adoption of the Plans important to the initial success and thereafter, continued viability of the Fund. In addition, the Board determined that the payment of Rule
12b-1 fees to these persons should motivate them to provide an enhanced level of service to Fund shareholders, which would, of course, benefit such shareholders. Finally, the continuation of the Plans would help to increase net assets under management in a relatively short amount of time, given the marketing efforts on the part of the Recipients to sell Fund shares, which should result in certain economies of scale.


     While there is no assurance that the expenditure of Fund assets to finance distribution of Fund shares will have the anticipated results, the Board of Directors believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will be in a position to monitor the distribution and shareholder servicing expenses of the Fund, it will be able to evaluate the benefit of such expenditures in deciding whether to continue the Plans.

Amounts Expensed Under the Plans


     For the fiscal year ended October 31, 1999, the Class A shares paid $95,437 under the Class A Plan and the Class C shares paid $8,019 under the Class C Plan.
Of the $103,456 expensed under the Class A and Class C
Plans, $6,331 was spent on printing and mailing prospectuses to other than current shareholders, $7,556 was spent on advertising and $73,352 was spent on dealer compensation. The Distributor retained $6,450 of the amount expensed under the Class A and Class C
Plans.


PURCHASE, REDEMPTION AND PRICING OF SHARES

Financial Intermediaries

     Broker-dealers, financial institutions and other financial intermediaries that have entered into agreements with the Advisor and/or Distributor on behalf of the Fund may enter purchase or redemption orders on behalf of their customers. If you purchase or redeem shares of the Fund through a financial intermediary, certain features of the Fund may not be available or may be modified in accordance with the terms of the intermediaries' agreement with the Advisor and/or Distributor. In addition, certain operational policies of the Fund, including those relating to settlement and dividend accrual, may vary from those applicable to direct shareholders of the Fund and may vary among intermediaries. We urge you to consult your financial intermediary for more information regarding these matters. In addition, the Fund may pay, directly or indirectly, amounts to financial intermediaries that provide transfer agent and/or other administrative services relating to their customers provided, however, that the Fund will not pay more for these services through intermediary relationships than it would if the intermediaries' customers were direct shareholders in the Fund.
Certain financial intermediaries may charge a commission or other transaction fee for their services.

Sales Charge Reductions for Class A Shares

     The sales charge for Class A shares will be reduced to 1% for sponsored arrangements with organizations that make recommendations to or permit group solicitations of the organization's employees, members or participants. The Fund may, at its discretion, name a single registered representative as servicing agent for the organization.


     The sales charge for Class A shares will be reduced to 1% for those persons who adopt the Automatic
Investment Plan ("AIP"). The sales charge for Class A shares will also be reduced to 1% for those persons who sell shares of a mutual fund, other than the Fund, and use any amount of the proceeds to purchase Fund shares within 90 days of such sale. A qualification form must be completed and included with the required account application(s) for initial purchases, and must accompany or precede subsequent purchase orders, including orders submitted electronically.


Letter of Intent for Class A Shares

     The Fund's Letter of Intent ("LOI") allows for reduction of the initial sales charge for Class A shares when multiple purchases of Class A shares are combined by taking advantage of the breakpoints in the sales charge schedule. By completing the LOI application, you express an intention to invest during the next 10-month period a specified amount (minimum of at least $50,000) which, if made at one time, would qualify for a reduced sales charge.

     Any Class A shares you own on the date you execute the LOI may be used as a credit toward the completion of the LOI. However, the reduced sales charge will only be applied to new purchases. Any redemptions made during the 10-month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the LOI have been satisfied. If, at the end of the 10-month period covered by the LOI, the total amount of purchases (less redemptions) does not equal the amount indicated, you will be required to pay the difference between the sales charge paid at the reduced rate and the sales charge applicable to the purchases actually made. Shares equal to 5% of the amount specified in the LOI will be held in escrow during the 10-month period and are subject to involuntary redemption to assure any payment of a higher applicable sales charge.

     By signing the LOI application, you grant to the Distributor a security interest in the reserved shares and appoint the Distributor as attorney-in-fact to sell any or all of the reserved shares to cover any additional sales charges if you do not fulfill your undertaking. Signing the LOI application does not bind you to purchase the full amount indicated, but you must complete the intended purchase in accordance with the terms of the LOI to obtain the reduced sales charge.
For more information on the LOI, please contact your investment professional, the Distributor or Firstar.

Right of Accumulation for Class A Shares

     The Fund's Right of Accumulation ("ROA") program also allows for reduction of the Fund's initial sales charge for Class A shares when multiple purchases of Class A shares are combined by taking advantage of the breakpoints in the sales charge schedule. Using the ROA, you may purchase Class A shares at the sales charge applicable to the sum of (i) the dollar amount then being purchased, plus (ii) the current market value (calculated at the maximum Offering Price) of all Class A shares already held by you, your spouse and your minor children or you and members of a "qualified group." A "qualified group" is one that was formed at least one year prior to the ROA purchase, has a purpose other than buying Class A shares at a discount, has more than 10 members, can arrange meetings between the Distributor and group members, agrees to include Fund literature in mailings to its members, agrees to arrange for payroll deductions or other bulk transmissions of investment to the Fund and meets other uniform criteria that allow the Distributor to achieve cost savings in distributing Class A shares of the Fund. To receive the ROA, at the time of purchase, you must give your investment professional, the Distributor or Firstar, the Fund's transfer agent, sufficient information to determine whether the purchase will qualify for a reduced sales charge.

Automatic Investment Plan

     You may make purchases of shares of the Fund automatically on a regular basis provided you invest at least $250 per transaction. You must meet the Fund's minimum initial investment of $5,000 before the AIP may be established. Under the AIP, your designated bank or other financial institution debits a preauthorized amount from your account each designated period and applies the amount to the purchase of Fund shares. The
Fund requires 13 business days after receipt of your request to initiate the AIP to verify your account information. Generally, the AIP will begin on the next transaction date scheduled by the Fund for the AIP following this 13 business day period. AIP transactions may be scheduled for any day. If the purchase date is a weekend or a holiday, the purchase will be made on the next business day. The AIP can be implemented with any financial institution that is a member of the Automated Clearing House. No service fee is currently charged by the Fund for participation in the AIP. You will receive a statement on a quarterly basis showing the purchases made under the AIP. A $25 fee will be imposed by the Fund if for any reason the transaction cannot be completed. You may also be responsible for any losses suffered by the Fund as a result. If you make a purchase pursuant to the AIP, and request a redemption of such shares shortly thereafter, the Fund may delay payment of the redemption proceeds until the Fund verifies that the proceeds used to purchase the shares were properly debited from your designated bank or other financial institution. You may adopt the AIP when you open an account by completing the appropriate section of the Purchase Application. The sales charge will be reduced to 1% for those persons who adopt the AIP. You may obtain an application to establish the AIP after an account is opened by calling the Fund at 1-800-307-
4880. A signature guarantee is required. Changes to bank information must be made in writing and signed by all registered holders of the account with the signatures guaranteed by a commercial bank or trust company in the United States, a member firm of the NASD or other eligible guarantor institution. A Notary
Public is not an acceptable guarantor.

Individual Retirement Accounts

     In addition to purchasing Fund shares as described in the Prospectus under "Opening an Account," individuals may establish their own tax-sheltered individual retirement accounts ("IRAs"). The Fund offers two types of IRAs, a Traditional IRA and a Roth
IRA.

     Traditional IRA. In a Traditional IRA, amounts contributed to the IRA may be tax deductible at the time of contribution depending on whether the investor is an "active participant" in an employer-sponsored retirement plan and the investor's income.
Distributions from a Traditional IRA will be taxed at distribution except to the extent that the distribution represents a return of the investor's own contributions for which the investor did not claim (or was not eligible to claim) a deduction. Distributions prior to age 59-1/2 may be subject to an additional 10% tax applicable to certain premature distributions.
Distributions must commence by April 1 following the calendar year in which the investor attains age 70-1/2.
Failure to begin distributions by this date (or distributions that do not equal certain minimum thresholds) may result in adverse tax consequences.

     Roth IRA. In a Roth IRA, amounts contributed to the IRA are taxed at the time of contribution, but distributions from the IRA are not subject to tax if you have held the IRA for at least five years and the distributions are on account of one of four specified events, i.e., attainment of age 59-1/2, disability, the purchase of a first home or death. Investors whose income exceeds certain limits are ineligible to contribute to a Roth IRA. Distributions that do not satisfy the requirements for tax-free withdrawal are subject to income taxes (and possibly penalty taxes) to the extent that the distribution exceeds your contributions to the IRA. The minimum distribution rules applicable to Traditional IRAs do not apply during the lifetime of the investor. Following the death of the investor, certain minimum distribution rules apply.


     Simplified  Employee Pension Plan.  A  Traditional
IRA  may  also be used in conjunction with a Simplified
Employee  Pension  Plan  ("SEP-IRA").   A  SEP-IRA   is
established through execution of Form 5305-SEP together
with  a  Traditional IRA established for each  eligible
employee.   Generally,  a SEP-IRA  allows  an  employer
(including a self-employed individual) to purchase shares with tax deductible contributions not exceeding annually for any one participant 15% of compensation
(disregarding for this purpose compensation in excess of $170,000 per year). The $170,000 compensation limit is adjusted periodically for cost of living increases.
A number of special rules apply to SEP Plans, including a requirement that contributions generally be made on behalf of all employees of the employer (including for this purpose a sole proprietorship or partnership) who satisfy certain minimum participation requirements.


     SIMPLE IRA.  An IRA may also be used in connection
with  a  SIMPLE  Plan  established  by  the  investor's
employer (or by a self-employed individual).  When this
is  done, the IRA is known as a SIMPLE IRA, although it
is  similar  to  a Traditional IRA with the  exceptions
described below.  Under a SIMPLE Plan, the investor may
elect to have his or her employer make salary reduction
contributions  of up to $6,000 per year to  the  SIMPLE
IRA.   The  $6,000  limit is adjusted periodically  for
cost  of  living increases.  In addition, the  employer
will  contribute  certain  amounts  to  the  investor's
SIMPLE IRA, either as a matching contribution to  those
participants who make salary reduction contributions or
as   a   non-elective  contribution  to  all   eligible
participants  whether  or not making  salary  reduction
contributions.   A  number of special  rules  apply  to
SIMPLE Plans, including (1) a SIMPLE Plan generally  is
available  only  to  employers  with  fewer  than   100
employees; (2) contributions must be made on behalf  of
all  employees  of the employer (other than  bargaining
unit    employees)   who   satisfy   certain    minimum
participation requirements; (3) contributions are  made
to a special SIMPLE IRA that is separate and apart from
the  other  IRAs  of  employees; (4)  the  distribution
excise  tax  (if otherwise applicable) is increased  to
25%  on  withdrawals  during the  first  two  years  of
participation  in  a  SIMPLE  IRA;  and   (5)   amounts
withdrawn during the first two years of participation may be rolled over tax-free only into another SIMPLE
IRA (and not to a Traditional IRA or to a Roth IRA).  A
SIMPLE IRA is established by executing Form 5304-SIMPLE together with an IRA established for each eligible employee.

     For Traditional and Roth IRAs, the maximum annual contribution generally is equal to the lesser of $2,000 or 100% of your compensation (earned income). You may also contribute to a Traditional IRA or Roth IRA on behalf of your spouse provided that the individual has sufficient compensation (earned income). Contributions to a Traditional

IRA reduce the allowable contributions
under a Roth IRA, and contributions to a Roth IRA reduce the allowable contribution to a Traditional IRA.

     Under current IRS regulations, all IRA applicants must be furnished a disclosure statement containing information specified by the IRS. Applicants generally have the right to revoke their account within seven days after receiving the disclosure statement and obtain a full refund of their contributions. The custodian may, in its discretion, hold the initial contributions uninvested until the expiration of the seven-day revocation period. The custodian does not anticipate that it will exercise its discretion but reserves the right to do so.

Redemptions for Corporate Accounts

     Any redemption or transfer of ownership request for corporate accounts will require the following written documentation:

     1. A written letter of instruction signed by the required number of authorized officers, along with their respective positions.

     2. A certified Corporate Resolution that states the date the Resolution was adopted and who is empowered to act, transfer or sell assets on behalf of the corporation.

     3. If the Corporate Resolution is dated more than 60 days prior to the date of the transaction request, a Certificate of Incumbency from the Corporate Secretary which specifically states that the officer or officers named in the resolutions have the authority to act on the account. The Certificate of Incumbency must be dated within 60 days of the requested transaction. If the Corporate Resolution confers authority on officers by title and not by name, the Certificate of Incumbency must name the officer(s) and their title(s).

Systematic Withdrawal Plan

     You may set up automatic withdrawals from your Fund account at regular intervals. To begin distributions, your account must have an initial balance of $25,000 and at least $250 per payment must be withdrawn. To establish the systematic withdrawal plan ("SWP"), the appropriate section in your Purchase
Application must be completed. Redemptions will take place on a monthly, quarterly, semi-annual or annual basis (or the following business day) as indicated on your Purchase Application. The amount or frequency of withdrawal payments may be varied or temporarily discontinued by calling 1-800-432-4741. Depending upon the size of the account and the withdrawals requested
(and fluctuations in the net asset value of the shares redeemed), redemptions for the purpose of satisfying such withdrawals may reduce or even exhaust your account. If the amount remaining in your account is not sufficient to meet a plan payment, the remaining amount will be redeemed and the SWP will be terminated.

Pricing of Shares

     Shares of the Fund are offered and sold on a continuous basis at the Offering Price, which is the sum of the net asset value per share (next computed following receipt of a purchase request in good order by a dealer, the Distributor or Firstar, the Fund's transfer agent, as the case may be) and the applicable sales charge. The Class A sales charge may be waived for certain investors. For more information, please see "Opening an Account" in the Prospectus.


     The net asset value per share for each class is determined as of the close of regular trading
(generally 4:00 p.m. Eastern Time) on each day the New
York Stock Exchange (the "Exchange") is open for business. Purchase orders and redemption requests received in good order on a day the Exchange is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day.
Applications for purchase of shares and requests for redemption of shares received after the close of trading on the Exchange will be valued as of the close of trading on the next day the Exchange is open. The
Fund is not required to calculate its net asset value on days during which the Fund receives no orders to purchase or redeem shares. Net asset value per share for each class is calculated by taking the fair value of the total assets per class, including interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding in that class. The result, rounded to the nearest cent, is the net asset value per share.


     In determining net asset value, expenses are accrued and applied daily. Common stocks and other equity-type securities are valued at the last sales price on the national securities exchange or Nasdaq on which such securities are primarily traded; however, securities traded on a national securities exchange or Nasdaq for which there were no transactions on a given day, and securities not listed on a national securities exchange or Nasdaq, are valued at the average of the most recent bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Corporation or its delegate. The Board of Directors has approved the use of pricing services to assist the Fund in the determination of net asset value. All money market instruments with maturities less than 60 days will be valued on an amortized cost basis.


REDEMPTION IN KIND

     The Fund has filed a Notification under Rule 18f-1 under the 1940 Act, pursuant to which it has undertaken to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser amount of (i) $250,000, or (ii) 1% of the net asset value of the class of shares of the Fund being redeemed, valued at the beginning of such election period. The Fund intends to pay redemption proceeds in excess of such lesser amount in cash, but reserves the right to pay such excess amount in kind, if it is deemed to be in the best interest of the Fund to do so.
If you receive an in kind distribution you will likely incur a brokerage charge on the disposition of such securities through a securities dealer.


TAXATION OF THE FUND

     The Fund intends to qualify annually as a "regulated investment company" under Subchapter M of the Code, and, if so qualified will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis. In the event the Fund fails to qualify as a "regulated investment company," it will be treated as a regular corporation for federal income tax purposes.
Accordingly, the Fund would be subject to federal income taxes and any distributions that it makes would be taxable and non-deductible by the Fund. This would increase the cost of investing in the Fund for shareholders and would make it more economical for shareholders to invest directly in securities held by the Fund instead of investing indirectly in such securities through the Fund. The Fund's active trading approach may increase the amount of capital gains tax paid by Fund shareholders.


PERFORMANCE INFORMATION

     The Fund's historical performance or return may be shown in the form of various performance figures, including average annual total return, total return, and cumulative total return. The Fund's performance figures are based upon historical results and are not necessarily representative of future performance.
Factors affecting the Fund's performance include general market conditions, operating expenses, investment management and the imposition of sales charges. Any additional fees charged by a broker-dealer or other financial intermediary would reduce the returns described in this section.

Total Return

     Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in a class of shares over a specified period of time, assuming the reinvestment of all dividends and distributions. Average annual total return figures are annualized and therefore represent the average annual percentage change over the specified period. Total return figures are not annualized and therefore represent the aggregate percentage or dollar value change over the period.



     The average annual total return of each class of shares is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


P(1+T)n = ERV

        P      =    a hypothetical initial payment of $1,000.
        T      =    average annual total return.
        n      =    number of years.
        ERV    =    ending redeemable value of a
                    hypothetical $1,000 payment made at
                    the beginning of the stated periods at
                    the end of the stated periods.


Performance for a specific period is calculated by first taking an investment (assumed to be $1,000)
("initial investment") in a class of shares on the first day of the period and computing the "ending value" of that investment at the end of the period.
The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage.
This calculation reflects the deduction of the maximum
5.25% initial sales charge applicable to Class A shares and the 1.00% initial sales charge applicable to Class
C shares. In addition, this calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at the Fund's net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.


     Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.


     The average annual total returns for the Class A shares of the Fund for the fiscal year ended October
31, 1999 and since inception (December 31, 1997) were
131.51% and 93.04%, respectively. The total return for the Class C shares of the Fund for the period from August 5, 1999 to October 31, 1999 was 37.08%.


Comparisons

     From time to time, in marketing and other Fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations,
Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

     The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc.
("Morningstar"), which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star
(lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Rankings are not absolute or necessarily predictive of future performance.

     Evaluations of the Fund's performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of or selections from, editorials or articles about the Fund.
Sources for Fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Financial World, Business Week, U.S. News and World Report, the Wall Street Journal, Barron's, and a variety of investment newsletters.

     The Fund may compare its performance to a wide variety of indices and measures of inflation. There are differences and similarities between the investments that the Fund may purchase and the investments measured by these indices.

     The Fund's performance may also be discussed during television interviews of Advisor personnel conducted by news organizations to be broadcast in the United States and elsewhere.

     Investors may want to compare the Fund's performance to that of certificates of deposit offered by banks and other depository institutions.
Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depository institutions are subject to change at any time specified by the issuing institution.

     Investors may also want to compare the Fund's performance to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.


INDEPENDENT AUDITORS

     Ernst & Young LLP, 111 East Kilbourn Avenue,
Milwaukee, Wisconsin 53202, independent auditors for the Fund, audit and report on the Fund's financial statements.


FINANCIAL STATEMENTS

     The following audited financial statements of the Fund are incorporated herein by reference to the Fund's
Annual Report for the year ended October 31, 1999, as filed with the Securities and Exchange Commission on January 3, 2000:



          (a)  Statement of Assets and Liabilities as
               of October 31, 1999.

          (b)  Statement of Operations for the year
               ended October 31, 1999.

          (c)  Statement of Cash Flows for the year
               ended October 31, 1999.

          (d)  Statement of Changes in Net Assets for
               the year ended October 31, 1999 and the
               period December 31, 1997 to  October 31, 1998.

          (e)  Financial Highlights for the year ended
               October 31, 1999 and the period December
               31, 1997 to October 31, 1998 for Class A, and for the period August 5, 1999 to October 31, 1999 for Class C.

          (f)  Schedule of Investments as of October 31, 1999.

          (g)  Notes to the Financial Statements.

          (h)  Report of Independent Auditors dated November 19, 1999.

                        PART C

                   OTHER INFORMATION


Item 23.  Exhibits

     (a.1)      Registrant's Articles of  Incorporation (1)

     (a.2)      Amendment to Registrant's  Articles  of Incorporation (2)

     (a.3)      Amendment to Registrant's  Articles  of
                Incorporation (to create Class C shares)(3)

     (b)        Registrant's By-Laws (1)

     (c)        None

     (d.1)     Investment Advisory Agreement (2)

     (d.2)     Expense Cap/Reimbursement Agreement (4)

     (d.3)     Expense Cap/Reimbursement Agreement (to add Class C shares)(3)

     (d.4)     Amended Expense Cap/Reimbursement Agreement
               (for Class A shares)(3)

     (e.1)     Distribution Agreement(3)

     (e.2)     Form of Dealer Agreement(3)

     (f)       None

     (g)       Custodian Servicing Agreement(3)

     (h.1)     Transfer Agent Servicing Agreement(3)

     (h.2)     Fund Administration  Servicing Agreement(3)

     (h.3)     Fund Accounting Servicing Agreement(3)

     (i)       Opinion and Consent of Godfrey & Kahn,  S.C. (5)

     (j)       Consent of Ernst & Young LLP

     (k)       None

     (l)       Subscription Agreement (5)

     (m.1)     Rule 12b-1 Distribution and Shareholder Servicing Plan (2)

     (m.2)     Form of 12b-1 Related Agreement (2)

     (m.3)     Rule 12b-1 Distribution and Shareholder
               Servicing Plan, as amended November 30, 1998 (6)

     (m.4)     Rule 12b-1 Distribution and Shareholder
               Servicing Plan, as amended July 13, 1999 (for
               Class A shares)(3)

     (m.5) Form of Rule 12b-1 Related Agreement, as amended (for Class A shares) (6)

     (m.6) Form of Rule 12b-1 Related Agreement, as amended (for Class A shares)(3)

     (m.7)     Rule 12b-1 Distribution and Shareholder
               Servicing Plan (for Class C shares)(3)

     (m.8)     Form  of  12b-1 Related Agreement  (for
               Class C shares)(3)

     (n)       Rule 18f-3 Multi-Class Plan(3)

     (o)       Reserved

     (p)       Code of Ethics(7)

     (q)       Powers of Attorney for Directors and Officers
               (see signature page)

__________________

(1)     Incorporated by reference to Registrant's  Form
        N-1A  as  filed  with the Commission on  October  31, 1997.

(2)     Incorporated by reference to Registrant's  Pre-
        Effective   Amendment  No.  1  as  filed   with   the
        Commission on December 23, 1997.


(3)     Incorporated by reference to Registrant's Post-
        Effective   Amendment  No.  6  as  filed   with   the
        Commission on July 29, 2000.

(4)     Incorporated by reference to Registrant's Post-
        Effective   Amendment  No.  4  as  filed   with   the
        Commission on February 25, 1999.

(5)     Incorporated by reference to Registrant's  Pre-
        Effective   Amendment  No.  2  as  filed   with   the
        Commission on December 30, 1997.

(6)     Incorporated by reference to Registrant's Post-
        Effective   Amendment  No.  2  as  filed   with   the
        Commission on November  30, 1998.

(7)     To   be   filed  in  the  next  post-effective
        amendment filed by Registrant after March 1, 2000.

Item 24.  Persons Controlled by or under Common Control with Registrant

     Registrant neither controls any person nor is under common control with any other person.

Item 25.  Indemnification

     Article   6.4   of   Registrant's   Articles    of
Incorporation provides as follows:

     The  Corporation shall indemnify (a) its Directors
and officers, whether serving the Corporation or at its
request  any other entity, to the full extent  required
by   (i)  Maryland  law  now  or  hereafter  in  force,
including  the advance of expenses under the procedures
and  to the full extent permitted by law, and (ii)  the
Investment  Company Act of 1940, as  amended,  and  (b)
other  employees and agents to such extent as shall  be
authorized  by the Board of Directors and be  permitted
by  law.  The foregoing rights of indemnification shall
not  be  exclusive of any other rights to  which  those
seeking indemnification may be entitled.  The Board  of
Directors may take such action as is necessary to carry
out  these  indemnification provisions and is expressly
empowered to adopt, approve and amend from time to time
such
resolutions   or  contracts  implementing   such
provisions or such further indemnification arrangements as may be permitted by law.

Item  26.  Business and Other Connections of Investment Advisor

     Besides  serving as investment advisor to  private
accounts,  the  Advisor is not currently  and  has  not
during  the past two fiscal years engaged in any  other
business,  profession, vocation,  or  employment  of  a
substantial   nature.    Information   regarding    the
business,  profession, vocation,  or  employment  of  a
substantial nature of Advisor's directors and  officers
is   hereby   incorporated  by   reference   from   the
information contained under "Directors and Officers" in the SAI.

Item 27.  Principal Underwriters

     (a)  The  Distributor also acts as distributor for
          T.   O.  Richardson  Trust,  Kinetics  Mutual
          Funds, The Barrett Funds, The Simms Funds and the Internet Index Fund.


     (b)  The  principal  business  address  of  T.  O.
          Richardson Securities, Inc., the Registrant's
          principal underwriter, is 2 Bridgewater Road,
          Farmington,   Connecticut  06032-2256.    The
          following information relates to each officer and director of the Distributor:


                            Positions and Offices    Position and Offices
                                    with                    with
            Name                 Underwriter              Registrant


       Samuel Bailey,Jr.          President and a           None
                                  Director
       Loyd Austine Crowe, Jr.    Vice President and a
                                  Director
       Lloyd P. Griffiths         Vice President and a
                                  Director


     (c)

                           Net
                       Underwriting    Compensation
  Name of Principal    Discounts and   on Redemption    Brokerage        Other
    Underwriter        Commissions    and Repurchases  Commissions  Compensation

  T. O. Richardson
    Securities, Inc.     $6,450*          None             None          None



     * Represents   the   amount   retained   by    the
       Distributor under the Corporation's  Rule  12b-1
       Plans.


Item 28.  Location of Accounts and Records

     All accounts, books or other documents required to
be  maintained  by  Section  31(a)  of  the  Investment
Company  Act  of  1940,  as  amended,  and  the   rules
promulgated thereunder are in the possession of  Target
Holdings   Corporation,  doing   business   as   Target
Investors,  Inc., Registrant's investment  advisor,  at
Registrant's corporate offices, except (1) records held
and  maintained  by  Firstar  Bank,  N.A.,  425  Walnut
Street,  Cincinnati,  Ohio  45202,  relating   to   its
function   as  custodian  and  (2)  records  held   and
maintained by Firstar Mutual Fund Services, LLC,  Third
Floor,  615 East Michigan Street, Milwaukee,  Wisconsin
53202, relating to its function as transfer agent, administrator and fund accountant.


Item 29.  Management Services

     All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30.  Undertakings.

     Registrant   undertakes  to  call  a  meeting   of
shareholders, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a director or directors. Registrant also undertakes to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

                      SIGNATURES

     Pursuant to the requirements of the Securities Act
of  1933  and the Investment Company Act of  1940,  the
Registrant   certifies  that  it  meets  all   of   the
requirements for effectiveness under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 7 to the Registration
Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilton and State of Connecticut on the 26th day of January, 2000.

                              GRAND PRIX FUNDS, INC. (Registrant)


                              By:  /s/ Robert Zuccaro
                                 ----------------------------------
                                 Robert Zuccaro
                                 President


     Each   person   whose  signature   appears   below
constitutes and appoints Robert Zuccaro, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any and all post-effective amendments to this Registration Statement and to file the same, with all exhibits thereto, and any other documents in connection therewith, with the Securities and Exchange Commission and any other regulatory body, granting unto said attorney-in-fact and agent, full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to the
Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

        Name                 Title                           Date


/s/ Robert Zuccaro       President and a Director         January 26, 2000
-------------------
Robert Zuccaro


/s/ Mary Jane Boyle       Vice President, Treasurer       January 26, 2000
-------------------       and a Director
Mary Jane Boyle


/s/ Edward F. Ronan, Jr.  Director                        January 26, 2000
------------------------
Edward F. Ronan, Jr.



/s/ Dennis K. Waldman     Director                         January 26, 2000
---------------------
Dennis K. Waldman

                         EXHIBIT INDEX

Exhibit No.    Exhibit

(a.1)         Registrant's Articles of
              Incorporation (previously filed as Exhibit 1
              to Registrant's Form N-1A, File Nos. 333-39133 and 811-8461)

(a.2)         Amendment to Registrant's Articles
              of Incorporation (previously filed as Exhibit
              1.2 to Registrant's Pre-Effective Amendment
              No. 1 to Registrant's Form N-1A, File Nos.
              333-39133 and 811-8461)

(a.3)         Amendment to Registrant's Articles
              of Incorporation (to create Class C shares)
              (previously filed as Exhibit a.3 to
              Registrant's Post-Effective Amendment No. 6
              to Registrant's Form N-1A, File Nos. 333-39133 and 811-8461)


(b)           Registrant's By-Laws (previously filed
              as Exhibit 2 to Registrant's Form N-1A, File
              Nos. 333-39133 and 811-8461)

(c)           None

(d.1)         Investment Advisory Agreement
              (previously filed as Exhibit 5 to
              Registrant's Pre-Effective Amendment No. 1 to
              Registrant's Form N-1A, File Nos. 333-39133
              and 811-8461)

(d.2)         Expense Cap/Reimbursement Agreement
              (previously filed as Exhibit d.2 to
              Registrant's Post-Effective Amendment No. 4
              to Registrant's Form N-1A, File Nos. 333-39133 and 811-8461)


(d.3)         Expense Cap/Reimbursement Agreement
              (to add Class C shares) (previously filed as Exhibit d.3 to Registrant's Post-Effective
              Amendment No. 6 to Registrant's Form N-1A,
              File Nos. 333-39133 and 811-8461)

(d.4)         Amended Expense Cap/Reimbursement
              Agreement (for Class A shares) (previously filed as Exhibit d.4 to Registrant's Post-
              Effective Amendment No. 6 to Registrant's
              Form N-1A, File Nos. 333-39133 and 811-8461)

(e.1)         Distribution Agreement (previously
              filed as Exhibit e.1 to Registrant's Post-
              Effective Amendment No. 6 to Registrant's
              Form N-1A, File Nos. 333-39133 and 811-8461)

(e.2)         Form of Dealer Agreement
              (previously filed as Exhibit e.2 to
              Registrant's Post-Effective Amendment No. 6
              to Registrant's Form N-1A, File Nos. 333-39133 and 811-8461)


(f)           None


(g)           Custodian Servicing Agreement
              (previously filed as Exhibit g to
              Registrant's Post-Effective Amendment No. 6
              to Registrant's Form N-1A, File Nos. 333-39133 and 811-8461)

(h.1)         Transfer Agent Servicing Agreement
              (previously filed as Exhibit h.1 to
              Registrant's Post-Effective Amendment No. 6
              to Registrant's Form N-1A, File Nos. 333- 39133 and 811-8461)

(h.2)         Fund Administration Servicing
              Agreement (previously filed as Exhibit h.2 to Registrant's Post-Effective Amendment No. 6
              to Registrant's Form N-1A, File Nos. 333-39133 and 811-8461)

(h.3)         Fund Accounting Servicing Agreement
              (previously filed as Exhibit h.3 to
              Registrant's Post-Effective Amendment No. 6
              to Registrant's Form N-1A, File Nos. 333-39133 and 811-8461)

(i)           Opinion and Consent of Godfrey & Kahn, S.C.
              (previously filed as Exhibit 10 to
              Registrant's Pre-Effective Amendment No. 1 to
              Registrant's Form N-1A, File Nos. 333-39133 and 811-8461)

(j)           Consent of Ernst & Young LLP

(k)           None

(l) Subscription Agreement (previously filed as Exhibit 13 to Registrant's Pre-Effective
              Amendment No. 2 to Registrant's Form N-1A,
              File Nos. 333-39133 and 811-8461)

(m.1)         Rule 12b-1 Distribution and
              Shareholder Servicing Plan (previously filed as Exhibit 15.1 to Registrant's Pre-Effective
              Amendment No. 1 to Registrant's Form N-1A,
              File Nos. 333-39133 and 811-8461)

(m.2)         Form of 12b-1 Related Agreement
              (previously filed as Exhibit 15.2 to
              Registrant's Pre-Effective Amendment No. 1 to
              Registrant's Form N-1A, File Nos. 333-39133
              and 811-8461)

(m.3)         Rule 12b-1 Distribution and
              Shareholder Servicing Plan, as amended
              November 30, 1998 (previously filed as
              Exhibit m.3 to Registrant's Post-Effective
              Amendment No. 2 to Registrant's Form N-1A,
              File Nos. 333-39133 and 811-8461)

(m.4)         Rule 12b-1 Distribution and
              Shareholder Servicing Plan, as amended July
              13, 1999 (for Class A shares) (previously filed as Exhibit m.4 to Registrant's Post-
              Effective Amendment No. 6 to Registrant's
              Form N-1A, File Nos. 333-39133 and 811-8461)


(m.5)         Form of Rule 12b-1 Related
              Agreement, as amended (for Class A shares)
              (previously filed as Exhibit m.4 to
              Registrant's Post-Effective Amendment No. 2
              to Registrant's Form N-1A, File Nos. 333-39133 and 811-8461)

(m.6)         Form of Rule 12b-1 Related
              Agreement, as amended (for Class A shares)
              (previously filed as Exhibit m.6 to
              Registrant's Post-Effective Amendment No. 6
              to Registrant's Form N-1A, File Nos. 333-39133 and 811-8461)




(m.7)         Rule 12b-1 Distribution and
              Shareholder Servicing Plan (for Class C
              shares) (previously filed as Exhibit m.7 to Registrant's Post-Effective Amendment No. 6
              to Registrant's Form N-1A, File Nos. 333-39133 and 811-8461)

(m.8)         Form of 12b-1 Related Agreement
              (for Class C shares) (previously filed as
              Exhibit m.8 to Registrant's Post-Effective
              Amendment No. 6 to Registrant's Form N-1A,
              File Nos. 333-39133 and 811-8461)

(n)           Rule 18f-3 Multi-Class Plan (previously
              filed as Exhibit o to Registrant's Post-
              Effective Amendment No. 6 to Registrant's
              Form N-1A, File Nos. 333-39133 and 811-8461)

(o)           Reserved

(p)           Code of Ethics (to be filed in the next
              post-effective amendment filed by Registrant after March 1, 2000)

(q)           Powers of Attorney for Directors and Officers
              (see signature page)